UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22558

BROOKFIELD INVESTMENT FUNDS

(Exact name of registrant as specified in charter)

BROOKFIELD PLACE

250 VESEY STREET, 15th Floor

NEW YORK, NEW YORK 10281-1023

(Address of principal executive offices) (Zip code)

BRIAN F. HURLEY, PRESIDENT

BROOKFIELD INVESTMENT FUNDS

BROOKFIELD PLACE

250 VESEY STREET 15th Floor

NEW YORK, NEW YORK 10281-1023

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 777-8001

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Reports to Shareholders.

Brookfield
20 20
SEMI-ANNUAL REPORT
June 30, 2020

Brookfield Global Listed Infrastructure Fund
Brookfield Global Listed Real Estate Fund
Brookfield U.S. Listed Real Estate Fund
Brookfield Real Assets Securities Fund
* Please see inside front cover of the report for important information regarding future delivery of shareholder reports.

IN PROFILE
Brookfield Public Securities Group LLC (the “Firm”) is an SEC-registered investment adviser and represents the Public Securities platform of Brookfield Asset Management. The Firm provides global listed real assets strategies including real estate equities, infrastructure and energy infrastructure equities, multi-real-asset-class strategies and real asset debt. With over $15 billion of assets under management as of June 30, 2020, the Firm manages separate accounts, registered funds and opportunistic strategies for institutional and individual clients, including financial institutions, public and private pension plans, insurance companies, endowments and foundations, sovereign wealth funds and high net worth investors. The Firm is a wholly owned subsidiary of Brookfield Asset Management, a leading global alternative asset manager with approximately $550 billion of assets under management as of June 30, 2020. For more information, go to https://publicsecurities.brookfield.com/en.
Brookfield Investment Funds (the “Trust”) is managed by Brookfield Public Securities Group LLC. The Trust uses its website as a channel of distribution of material company information. Financial and other material information regarding the Trust is routinely posted on and accessible at https://publicsecurities.brookfield.com/en.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (https://publicsecurities.brookfield.com/en), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker, investment adviser, bank or trust company) or, if you are a direct investor, by calling the Fund (toll-free) at 1-855-777-8001 or by sending an e-mail request to a Fund at publicsecurities.enquiries@brookfield.com.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you may call 1-855-777-8001 or send an email request to publicsecurities.enquiries@brookfield.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the fund complex if you invest directly with a Fund.

This report is for shareholder information. This is not a prospectus intended for the use in the purchase or sale of Fund shares.
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

Letter to Shareholders

Dear Shareholders,
We hope this letter finds you and your loved ones healthy and safe during these challenging times. Attached please find the Semi-Annual Report for Brookfield Investment Funds, including Brookfield Global Listed Infrastructure Fund (the “Infrastructure Fund”), Brookfield Global Listed Real Estate Fund (the “Global Real Estate Fund”), Brookfield U.S. Listed Real Estate Fund (the “U.S. Real Estate Fund”) and Brookfield Real Assets Securities Fund (the “Real Assets Securities Fund”) (each, a “Fund,” and, collectively, the “Funds”) for the six-month period ended June 30, 2020.
The first quarter of 2020 started strong, but conditions quickly reversed as the COVID-19 pandemic spread worldwide. Markets unanimously declined as an unprecedented demand shock loomed over the global economy. The sell-off was unique for a few reasons. First, volatility and correlations across asset classes hit historical highs. But more importantly, extraordinary fact patterns (social distancing, shelter-in-place, etc.) changed the way people lived their lives, which affected real assets markets in unusual ways.
The second-quarter rally was a sharp reversal from the pain of the first quarter. How quickly markets turned and advanced was surprising, especially given the bleak economic announcements and increasing economic uncertainty. The second-quarter reversal came as central banks around the globe flooded the global financial system with liquidity to support credit markets. Toward the end of the first half of the year, economies began to reopen, further spurring the risk-on trade across markets, despite an uptick in COVID-19 cases around the world (most notably the U.S.).
Several real asset sectors found themselves in the bull's-eye of COVID-19, significantly disrupting normal operations. Hotels and airports suffered from travel restrictions; and retail and entertainment real estate were impacted by similar stay-in-place measures. Healthcare real estate was disproportionately impacted by the nature of the crisis, as the virus impacted senior housing and skilled nursing facilities. Energy infrastructure, meanwhile, was hit by dual supply and demand shocks. The virus decimated global energy demand and the situation was further exacerbated by the fallout from Organization of the Petroleum Exporting Countries/Russia negotiations on production.
At the same time, there were a number of beneficiaries across the real asset universe, where near- and medium-term fundamental tailwinds emerged as a result of social distancing, work from home, etc. Communications infrastructure was a standout performer from increased data needs as activities like work and school shifted to the home. Similarly, data center stocks outperformed on increasing demand for cloud computing. Industrial real estate also benefitted as the shift from in-store buying to e-commerce accelerated during lockdowns.
As a result of the wide dispersion of returns across our subsectors, we believe tremendous opportunities have been created for an active and flexible approach to listed real assets. Today we think some of the best long-term investment opportunities are in deep-value sectors and securities that are facing near-term operational challenges. We are managing our risk accordingly, however, as we are cognizant that the difficult backdrop could continue for some time.
We typically manage our portfolios with a value bias, but are currently balancing this exposure with a heightened focus on quality, favoring companies that have more visibility into near-term cash flows. As we gain more clarity around the pandemic, we foresee beaten-down and unloved corners of our universe presenting a more attractive risk-reward proposition. And despite the challenging operating environment, we maintain our view that a strategic allocation to real assets provides investors with access to long-term, attractive income profiles, capital appreciation driven by global growth and diversification benefits.
In addition to performance information, this report provides the Funds’ unaudited financial statements as of June 30, 2020.
2020 Semi-Annual Report1

Letter to Shareholders (continued)

We welcome your questions and comments, and encourage you to contact our Investor Relations team at (855) 777-8001 or visit us at https://publicsecurities.brookfield.com/en for more information. Thank you for your support.
Sincerely,
Brian F. Hurley
President
Brookfield Investment Funds
David W. Levi, CFA
Chief Executive Officer
Brookfield Public Securities Group LLC

Past performance is no guarantee of future results.
These views represent the opinions of Brookfield Public Securities Group LLC and are not intended to predict or depict the performance of any investment. These views are primarily as of the close of business on June 30, 2020 and subject to change based on subsequent developments.
Must be preceded or accompanied by a prospectus.
Mutual fund investing involves risk. Principal loss is possible. Real assets includes real estate securities, infrastructure securities and natural resources securities. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Infrastructure companies may be subject to a variety of factors that may adversely affect their business, including high interest costs, high leverage, regulation costs, economic slowdown, surplus capacity, increased competition, lack of fuel availability and energy conservation policies. Natural Resources Securities may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics.
Diversification does not assure a profit nor protect against loss in a declining market.
Quasar Distributors, LLC is the distributor of Brookfield Investment Funds.
2Brookfield Public Securities Group LLC

About Your Fund’s Expenses (Unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges and redemption fees on redemptions; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Fund Return
The table below provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with hypothetical examples that appear in shareholders’ reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the hypothetical account values and expenses in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs overall would have been higher.
	Annualized Expense Ratio	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)	Expenses Paid During Period (01/01/20– 06/30/20)(1)
INFRASTRUCTURE FUND
Actual
Class A Shares	1.35%	$1,000.00	$ 863.50	$ 6.25
Class C Shares	2.10%	1,000.00	859.80	9.71
Class Y Shares	1.10%	1,000.00	863.50	5.10
Class I Shares	1.10%	1,000.00	863.60	5.10
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.35%	1,000.00	1,018.16	6.77
Class C Shares	2.10%	1,000.00	1,014.42	10.52
Class Y Shares	1.10%	1,000.00	1,019.39	5.52
Class I Shares	1.10%	1,000.00	1,019.39	5.52
2020 Semi-Annual Report3

About Your Fund’s Expenses (Unaudited)  (continued)

	Annualized Expense Ratio	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)	Expenses Paid During Period (01/01/20– 06/30/20)(1)
GLOBAL REAL ESTATE FUND
Actual
Class A Shares	1.20%	$1,000.00	$ 778.40	$ 5.31
Class C Shares	1.95%	1,000.00	776.30	8.61
Class Y Shares	0.95%	1,000.00	779.80	4.20
Class I Shares	0.95%	1,000.00	779.70	4.20
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.20%	1,000.00	1,018.90	6.02
Class C Shares	1.95%	1,000.00	1,015.17	9.77
Class Y Shares	0.95%	1,000.00	1,020.14	4.77
Class I Shares	0.95%	1,000.00	1,020.14	4.77
U.S. REAL ESTATE FUND
Actual
Class A Shares	1.20%	$1,000.00	$ 801.20	$ 5.37
Class C Shares	1.95%	1,000.00	797.60	8.72
Class Y Shares	0.95%	1,000.00	802.70	4.26
Class I Shares	0.95%	1,000.00	802.00	4.26
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.20%	1,000.00	1,018.90	6.02
Class C Shares	1.95%	1,000.00	1,015.17	9.77
Class Y Shares	0.95%	1,000.00	1,020.14	4.77
Class I Shares	0.95%	1,000.00	1,020.14	4.77
REAL ASSETS SECURITIES FUND
Actual
Class A Shares	1.35%	$1,000.00	$ 863.60	$ 6.26
Class C Shares	2.10%	1,000.00	860.40	9.71
Class Y Shares	1.10%	1,000.00	863.90	5.10
Class I Shares	1.10%	1,000.00	864.60	5.10
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.35%	1,000.00	1,018.15	6.77
Class C Shares	2.10%	1,000.00	1,014.42	10.52
Class Y Shares	1.10%	1,000.00	1,019.39	5.52
Class I Shares	1.10%	1,000.00	1,019.39	5.52
(1)	Expenses are equal to the Fund’s annualized expense ratio by class multiplied by the average account value over the period, multiplied by 182/366 (to reflect a six-month period).
4Brookfield Public Securities Group LLC

Fund Performance (Unaudited)
All Periods Ended June 30, 2020

Average Annual Total Returns as of June 30, 2020	Six Months†	1 Year	3 Years	5 Years	Since Inception
INFRASTRUCTURE FUND
Class A (Excluding Sales Charge)	-13.65%	-9.88%	0.20%	1.14%	5.16% [2]
Class A (Including Sales Charge)	-17.77%	-14.16%	-1.42%	0.17%	4.55% [2]
Class C (Excluding Sales Charge)	-14.02%	-10.61%	-0.58%	0.38%	3.50% [3]
Class C (Including Sales Charge)	-14.86%	-11.47%	-0.58%	0.38%	3.50% [3]
Class Y	-13.65%	-9.70%	0.41%	1.38%	5.51% [1]
Class I	-13.64%	-9.71%	0.41%	1.37%	5.52% [1]
Dow Jones Brookfield Global Infrastructure Composite Index (USD)	-14.39%	-9.89%	0.52%	2.16%	6.49% [6]
Custom BGL Index (USD)[9]	-12.97%	-8.39%	1.08%	2.49%	6.69% [6]
GLOBAL REAL ESTATE FUND
Class A (Excluding Sales Charge)	-22.16%	-18.62%	-3.51%	0.02%	4.34% [3]
Class A (Including Sales Charge)	-25.83%	-22.47%	-5.07%	-0.95%	3.71% [3]
Class C (Excluding Sales Charge)	-22.37%	-19.23%	-4.22%	-0.70%	3.57% [3]
Class C (Including Sales Charge)	-23.14%	-20.00%	-4.22%	-0.70%	3.57% [3]
Class Y	-22.02%	-18.45%	-3.26%	0.28%	6.20% [1]
Class I	-22.03%	-18.40%	-3.26%	0.28%	6.19% [1]
FTSE EPRA Nareit Developed Index Net (USD)	-21.33%	-16.25%	-1.60%	1.27%	5.50% [7]
U.S. REAL ESTATE FUND
Class A (Excluding Sales Charge)	-19.88%	-15.16%	-1.99%	1.3%	3.97% [4]
Class A (Including Sales Charge)	-23.71%	-19.22%	-3.57%	0.31%	3.20% [4]
Class C (Excluding Sales Charge)	-20.24%	-15.81%	-2.68%	0.63%	3.24% [4]
Class C (Including Sales Charge)	-21.02%	-16.63%	-2.68%	0.63%	3.24% [4]
Class Y	-19.73%	-14.90%	-1.69%	1.66%	4.31% [4]
Class I	-19.80%	-14.96%	-1.73%	1.62%	4.25% [4]
MSCI US REIT Index (USD)	-18.45%	-12.87%	0.08%	4.07%	6.19% [6]
REAL ASSETS SECURITIES FUND
Class A (Excluding Sales Charge)	-13.64%	-9.97%	-0.31%	0.81%	0.07% [5]
Class A (Including Sales Charge)	-17.77%	-14.27%	-1.93%	-0.18%	-0.80% [5]
Class C (Excluding Sales Charge)	-13.96%	-10.63%	-0.92%	0.17%	-0.57% [5]
Class C (Including Sales Charge)	-14.81%	-11.5%	-0.92%	0.17%	-0.57% [5]
Class Y	-13.61%	-9.81%	-0.16%	0.94%	0.21% [5]
Class I	-13.54%	-9.72%	-0.12%	0.94%	0.19% [5]
MSCI World Index (USD)	-5.48%	3.40%	7.28%	7.49%	7.04% [6]
Real Assets Custom Blend Index Benchmark (USD)[10]	-14.13%	-9.49%	1.01%	2.44%	1.43% [6]
S&P Real Assets Index (USD)	-10.83%	-6.96%	1.49%	N/A [8]	N/A [8]
† Returns for less than one year are not annualized.
1 Operations commenced on December 1, 2011.
2 Operations commenced on December 29, 2011.
3 Operations commenced on May 1, 2012.
4 Operations commenced on December 11, 2013.
5 Operations commenced on November 19, 2014.
6 Returns reference Class I's inception date.
7 The FTSE EPRA Nareit Developed Index Net (USD) references Class I’s inception date (reflects no deduction for fees, expenses or taxes except the reinvestment of dividends net of withholding taxes).
8 Data for the S&P Real Assets Index is unavailable prior to its inception date of December 31, 2015.
9 Beginning January 1, 2020, the Custom BGL Index was represented by the FTSE Global Core Infrastructure 50/50 Index. For the period from inception to December 31, 2019, the Custom BGL Index was represented by the Dow Jones Brookfield Global Infrastructure Composite Index. The Dow Jones Brookfield Global Infrastructure Composite Index is calculated and maintained by S&P Dow Jones Indexes and comprises infrastructure companies with at least 70% of their annual cash flows derived from owning and operating infrastructure assets, including MLPs. Brookfield has no direct role in the day-today management of any Brookfield co-branded indexes.
2020 Semi-Annual Report5

Fund Performance (Unaudited) (continued)
All Periods Ended June 30, 2020

10 Beginning January 1, 2020, the Real Assets Custom Blend Index Benchmark (USD) (the “Blended Index”) has consisted of 35% FTSE EPRA Nareit Developed Index, 5% ICE BofA Preferred Stock REITs 7% Constrained Index, 40% FTSE Global Core Infrastructure 50/50 Index, 5% Alerian Midstream Energy Index, and 15% ICE BofA USD Real Asset High Yield & Corporate Custom Index. For the period from October 1, 2016 through December 31, 2019 the Blended Index consisted of 35% FTSE EPRA Nareit Developed Index, 5% ICE BofA Preferred Stock REITs 7% Constrained Index, 40% Dow Jones Brookfield Global Infrastructure Index, 5% Alerian MLP Index, and 15% ICE BofA Global High Yield Index and ICE BofA Global Corporate Index, weighted 70% and 30%, respectively. For the period from October 19, 2014 through September 30, 2016, the Blended Index consisted of 33.33% DJ Brookfield Global Infrastructure Composite Index, 33.33% FTSE EPRA Nareit Developed Index, 13.33% ICE BofA Global High Yield Index and ICE BofA Global Corporate Index, weighted 70% and 30%, 10% S&P Global Natural Resources Index, 6.67% Bloomberg Commodity Index and 3.34% Barclays Global Inflation-Linked Index.
Disclosures
The MSCI U.S. REIT Index is a free float market-capitalization-weighted index that is composed of Equity REITs securities that belong to the MSCI U.S. Investible Market 2500 Index.
The S&P Real Assets Index measures global property, infrastructure, commodities and inflation-linked bonds using liquid component indexes that track equities (representing 50% of the index), fixed income (representing 40% of the index) and futures (representing 10% of the index).
The Alerian MLP Index is a composite of the 50 most prominent energy master limited partnerships (“MLPs”) calculated by Standard & Poor's using a float-adjusted market capitalization methodology.
The Bloomberg Barclays Global Inflation Linked Index (Series-L) measures the performance of investment-grade, government inflation-linked debt from 12 different developed market countries. Investability is a key criterion for inclusion of markets in this index, and it is designed to include only those markets in which a global government linker fund is likely and able to invest.
The Bloomberg Commodity Index is a broadly diversified index that tracks the commodities markets through commodity futures contracts.
The Dow Jones Brookfield Global Infrastructure Composite Index is calculated and maintained by S&P Dow Jones Indexes and comprises infrastructure companies with at least 70% of their annual cash flows derived from owning and operating infrastructure assets, including MLPs. Brookfield has no day-to-day role in managing the Index. Data presented in this report reflect performance and characteristics of the index and not those of a Brookfield fund or composite.
The Dow Jones Brookfield Global Infrastructure Index is calculated and maintained by S&P Dow Jones Indexes and comprises infrastructure companies with at least 70% of their annual cash flows derived from owning and operating infrastructure assets. Brookfield has no day-to-day role in managing the Index. Data presented in this report reflect performance and characteristics of the index and not those of a Brookfield fund or composite.
The FTSE EPRA Nareit Developed Index is an unmanaged market-capitalization-weighted total-return index, which consists of publicly traded equity REITs and listed property companies from developed markets.
The FTSE Global Core Infrastructure 50/50 Index gives participants an industry-defined interpretation of infrastructure and adjusts the exposure to certain infrastructure sub-sectors. The constituent weights are adjusted as part of the semi-annual review according to three broad industry sectors - 50% Utilities, 30% Transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites and telecommunication towers. Company weights within each group are adjusted in proportion to their investable market capitalization.
The ICE BofA Global Corporate Index is an unmanaged, commonly accepted measure of the performance of global investment grade corporate securities. Index returns are calculated monthly, assume reinvestment of dividends.
6Brookfield Public Securities Group LLC

Fund Performance (Unaudited) (continued)
All Periods Ended June 30, 2020

The ICE BofA Global High Yield Index is an unmanaged, commonly accepted measure of the performance of global high yield corporate securities.
The ICE BofA Preferred Stock REITs 7% Constrained Index is a subset of the BofA Merrill Lynch Fixed-Rate Preferred Securities Index including all real estate investment trust issued preferred securities. The BofA ML Fixed-Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market.
The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The S&P Real Assets Index measures global property, infrastructure, commodities and inflation-linked bonds using liquid component indexes that track equities (representing 50% of the index), fixed income (representing 40% of the index) and futures (representing 10% of the index).
The S&P Global Natural Resources Index includes 90 of the largest publicly traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified, liquid and investable equity exposure across three primary commodity related sectors: Agribusiness, Energy and Metals & Mining.
Indices are not managed and an investor cannot invest directly in an index.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 855.244.4859. Through August 31, 2016, the Funds imposed a 2.00% redemption fee on shares redeemed within 60 days. Performance data does not reflect the imposition of the redemption fee and if it had, performance would have been lower. Performance shown including sales charge reflects the Class A maximum sales charge of 4.75% and the Class C Contingent Deferred Sales Charge (CDSC) of 1.00%. Performance data excluding sales charge does not reflect the deduction of the sales charge or CDSC and if reflected, the sales charge or fee would reduce the performance quoted.
Investment performance reflects fee waivers, expenses and reimbursements in effect. In the absence of such waivers, total return and NAV would be reduced.
2020 Semi-Annual Report7

Brookfield Global Listed Infrastructure Fund
Portfolio Characteristics (Unaudited)
June 30, 2020

ASSET ALLOCATION BY GEOGRAPHY	Percent of Total Investments
United States	53.1%
Canada	7.9%
Australia	4.8%
United Kingdom	4.5%
Italy	4.4%
France	3.9%
Mexico	3.6%
Spain	3.6%
Hong Kong	3.4%
Japan	3.4%
New Zealand	1.9%
China	1.9%
Brazil	1.5%
Germany	1.3%
Denmark	0.8%
Total	100.0%

ASSET ALLOCATION BY SECTOR	Percent of Total Investments
Renewables/Electric Generation	34.3%
Communications	11.2%
Toll Roads	9.3%
Rail	9.0%
Electricity Transmission & Distribution	8.6%
Airports	7.8%
Pipelines	6.6%
Water	6.1%
Midstream	3.6%
Gas Utilities	3.5%
Total	100.0%

TOP TEN HOLDINGS	Percent of Total Investments
NextEra Energy, Inc.	8.2%
American Tower Corp.	6.5%
Xcel Energy, Inc.	4.4%
Enbridge, Inc.	4.1%
American Water Works Company, Inc.	3.7%
Transurban Group	3.3%
Ameren Corp.	3.2%
Sempra Energy	3.1%
National Grid PLC	3.0%
FirstEnergy Corp.	2.8%
8Brookfield Public Securities Group LLC

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited)
June 30, 2020

	Shares	Value
COMMON STOCKS – 98.0%
AUSTRALIA – 4.7%
Airports – 1.4%
Sydney Airport	749,600	$ 2,958,355
Toll Roads – 3.3%
Transurban Group	679,270	6,661,391
Total AUSTRALIA		9,619,746
BRAZIL – 1.5%
Rail – 1.5%
Rumo SA (n)	734,096	3,042,703
Total BRAZIL		3,042,703
CANADA – 7.7%
Pipelines – 5.5%
Enbridge, Inc.	269,300	8,188,498
Pembina Pipeline Corp.	121,500	3,037,500
Total Pipelines		11,225,998
Rail – 2.2%
Canadian Pacific Railway Ltd.	17,800	4,527,619
Total CANADA		15,753,617
CHINA – 1.9%
Communications – 1.0%
China Tower Corporation Ltd. (e)	11,793,392	2,095,756
Gas Utilities – 0.9%
China Gas Holdings Ltd.	552,106	1,710,352
Total CHINA		3,806,108
DENMARK – 0.8%
Renewables/Electric Generation – 0.8%
Orsted A/S (e)	14,200	1,638,700
Total DENMARK		1,638,700
FRANCE – 3.8%
Renewables/Electric Generation – 1.6%
Engie SA (n)	253,000	3,137,675
Toll Roads – 2.2%
Getlink SE (n)	166,300	2,404,808
Vinci SA	22,900	2,123,353
Total Toll Roads		4,528,161
Total FRANCE		7,665,836
GERMANY – 1.3%
Renewables/Electric Generation – 1.3%
RWE AG	73,500	2,573,008
Total GERMANY		2,573,008
HONG KONG – 3.4%
Rail – 1.0%
MTR Corporation Ltd.	400,788	2,084,398

See Notes to Financial Statements.
2020 Semi-Annual Report9

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2020

	Shares	Value
COMMON STOCKS (continued)
Renewables/Electric Generation – 1.6%
CLP Holdings Ltd.	316,779	$ 3,111,163
Water – 0.8%
China Water Affairs Group Ltd.	2,307,288	1,669,024
Total HONG KONG		6,864,585
ITALY – 4.3%
Communications – 0.8%
Infrastrutture Wireless Italiane SpA (e)	162,000	1,626,194
Renewables/Electric Generation – 2.1%
Enel SpA	493,300	4,266,258
Toll Roads – 1.4%
Atlantia SpA (n)	175,395	2,837,058
Total ITALY		8,729,510
JAPAN – 3.3%
Airports – 0.4%
Japan Airport Terminal Company Ltd.	18,960	809,061
Rail – 1.4%
East Japan Railway Co.	42,000	2,910,401
Renewables/Electric Generation – 1.5%
Chubu Electric Power Company. Inc.	235,700	2,956,136
Total JAPAN		6,675,598
MEXICO – 3.5%
Airports – 1.3%
Grupo Aeroportuario del Pacifico SAB de CV	369,402	2,666,631
Pipelines – 0.9%
Infraestructura Energetica Nova SAB de CV	663,477	1,908,350
Toll Roads – 1.3%
Promotora y Operadora de Infraestructura SAB de CV (n)	361,711	2,612,213
Total MEXICO		7,187,194
NEW ZEALAND – 1.9%
Airports – 1.9%
Auckland International Airport Ltd.	909,100	3,866,179
Total NEW ZEALAND		3,866,179
SPAIN – 3.5%
Airports – 2.5%
Aena SME SA (e),(n)	38,472	5,145,284
Toll Roads – 1.0%
Ferrovial SA	74,267	1,985,147
Total SPAIN		7,130,431
UNITED KINGDOM – 4.4%
Electricity Transmission & Distribution – 2.9%
National Grid PLC	492,832	6,012,725

See Notes to Financial Statements.
10Brookfield Public Securities Group LLC

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2020

	Shares	Value
COMMON STOCKS (continued)
Water – 1.5%
Pennon Group PLC	218,200	$ 3,021,559
Total UNITED KINGDOM		9,034,284
UNITED STATES – 52.0%
Communications – 9.1%
American Tower Corp.	50,034	12,935,790
SBA Communications Corp.	19,000	5,660,480
Total Communications		18,596,270
Electricity Transmission & Distribution – 5.5%
PG&E Corp. (n)	570,667	5,061,817
Sempra Energy	51,905	6,084,823
Total Electricity Transmission & Distribution		11,146,640
Gas Utilities – 2.6%
NiSource, Inc.	231,600	5,266,584
Midstream – 3.6%
Cheniere Energy, Inc. (n)	64,700	3,126,304
The Williams Companies, Inc.	216,200	4,112,124
Total Midstream		7,238,428
Rail – 2.6%
CSX Corp.	76,400	5,328,136
Renewables/Electric Generation – 24.9%
Ameren Corp.	91,400	6,430,904
American Electric Power Company, Inc.	66,100	5,264,204
CMS Energy Corp.	58,373	3,410,151
Entergy Corp.	49,934	4,684,308
FirstEnergy Corp.	146,400	5,677,392
NextEra Energy, Inc.	68,400	16,427,628
Xcel Energy, Inc.	141,400	8,837,500
Total Renewables/Electric Generation		50,732,087
Water – 3.7%
American Water Works Company, Inc.	57,900	7,449,414
Total UNITED STATES		105,757,559
Total COMMON STOCKS (Cost $188,702,661)		199,345,058
Total Investments – 98.0% (Cost $188,702,661)		199,345,058
Other Assets in Excess of Liabilities – 2.0%		4,013,183
TOTAL NET ASSETS – 100.0%		$203,358,241

(e)	— Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the total value of all such securities was $10,505,934 or 5.2% of net assets.
(n)	— Non-income producing security.

See Notes to Financial Statements.
2020 Semi-Annual Report11

Brookfield Global Listed Real Estate Fund
Portfolio Characteristics (Unaudited)
June 30, 2020

ASSET ALLOCATION BY GEOGRAPHY	Percent of Total Investments
United States	55.0%
Japan	10.5%
Hong Kong	7.2%
Germany	6.0%
United Kingdom	5.3%
Australia	4.1%
Singapore	3.8%
Canada	3.3%
France	2.3%
Sweden	1.5%
Spain	1.0%
Total	100.0%

ASSET ALLOCATION BY SECTOR	Percent of Total Investments
Office	19.9%
Industrial	16.4%
Residential	14.9%
Diversified	14.5%
Healthcare	8.3%
Net Lease	6.7%
Datacenters	6.6%
Retail	6.4%
Hotel	4.9%
Manufactured Homes	1.4%
Total	100.0%

TOP TEN HOLDINGS	Percent of Total Investments
Prologis, Inc.	7.3%
Dexus	3.2%
Vonovia SE	3.1%
Mitsui Fudosan Company Ltd.	2.9%
Welltower, Inc.	2.8%
Digital Realty Trust, Inc.	2.6%
AvalonBay Communities, Inc.	2.4%
Physicians Realty Trust	2.3%
Mid-America Apartment Communities, Inc.	2.3%
Camden Property Trust	2.3%
12Brookfield Public Securities Group LLC

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited)
June 30, 2020

	Shares	Value
COMMON STOCKS – 98.7%
AUSTRALIA – 4.1%
Diversified – 4.1%
Dexus	3,354,152	$ 21,527,961
Mirvac Group	4,235,484	6,398,116
Total Diversified		27,926,077
Total AUSTRALIA		27,926,077
CANADA – 3.3%
Industrial – 0.9%
Granite Real Estate Investment Trust	111,894	5,774,377
Office – 1.6%
Allied Properties Real Estate Investment Trust	367,918	11,100,413
Residential – 0.8%
Boardwalk Real Estate Investment Trust	244,502	5,350,732
Total CANADA		22,225,522
FRANCE – 2.3%
Office – 0.9%
Gecina SA	47,668	5,887,312
Retail – 1.4%
Unibail-Rodamco-Westfield	174,318	9,825,702
Total FRANCE		15,713,014
GERMANY – 5.9%
Office – 0.7%
alstria office REIT-AG (n)	344,879	5,132,878
Residential – 5.2%
Deutsche Wohnen AG	319,488	14,356,322
Vonovia SE	345,120	21,094,692
Total Residential		35,451,014
Total GERMANY		40,583,892
HONG KONG – 7.1%
Diversified – 6.0%
CK Asset Holdings Ltd.	1,624,105	9,739,424
Sun Hung Kai Properties Ltd.	1,192,987	15,240,695
Swire Properties Ltd.	3,249,082	8,295,456
Wharf Real Estate Investment Company Ltd.	1,681,420	8,071,838
Total Diversified		41,347,413
Retail – 1.1%
Hang Lung Properties Ltd.	3,101,870	7,374,006
Total HONG KONG		48,721,419
JAPAN – 10.4%
Hotel – 1.0%
Japan Hotel REIT Investment Corp.	16,365	6,788,440
Industrial – 2.7%
GLP J-REIT	7,656	11,063,305

See Notes to Financial Statements.
2020 Semi-Annual Report13

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2020

	Shares	Value
COMMON STOCKS (continued)
LaSalle Logiport REIT	4,581	$ 7,055,638
Total Industrial		18,118,943
Office – 6.7%
Daiwa Office Investment Corp.	1,273	7,030,784
Invesco Office J-Reit, Inc.	63,094	8,202,557
MCUBS MidCity Investment Corp.	15,766	11,487,046
Mitsui Fudosan Company Ltd.	1,089,066	19,346,962
Total Office		46,067,349
Total JAPAN		70,974,732
SINGAPORE – 3.7%
Datacenters – 0.9%
Keppel DC REIT	3,291,871	6,028,492
Diversified – 1.8%
City Developments Ltd.	1,994,230	12,186,890
Office – 1.0%
Keppel REIT	9,296,822	7,390,800
Total SINGAPORE		25,606,182
SPAIN – 0.9%
Diversified – 0.9%
Merlin Properties Socimi SA	761,400	6,344,911
Total SPAIN		6,344,911
SWEDEN – 1.5%
Diversified – 1.5%
Hufvudstaden AB	794,334	9,902,389
Total SWEDEN		9,902,389
UNITED KINGDOM – 5.2%
Industrial – 2.1%
Tritax Big Box REIT PLC	8,140,511	14,624,727
Office – 1.8%
Derwent London PLC	353,792	12,169,984
Retail – 1.3%
Capital & Counties Properties PLC	4,806,586	8,716,469
Total UNITED KINGDOM		35,511,180
UNITED STATES – 54.3%
Datacenters – 5.7%
CyrusOne, Inc.	174,933	12,726,376
Digital Realty Trust, Inc.	125,200	17,792,172
Equinix, Inc.	11,883	8,345,431
Total Datacenters		38,863,979
Healthcare – 8.2%
Healthpeak Properties, Inc.	319,279	8,799,329
Physicians Realty Trust	876,550	15,357,156
Ventas, Inc.	354,400	12,978,128
Welltower, Inc.	363,160	18,793,530
Total Healthcare		55,928,143

See Notes to Financial Statements.
14Brookfield Public Securities Group LLC

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2020

	Shares	Value
COMMON STOCKS (continued)
Hotel – 3.9%
Apple Hospitality REIT, Inc.	618,449	$ 5,974,218
Host Hotels & Resorts, Inc.	1,302,751	14,056,683
Pebblebrook Hotel Trust	467,108	6,380,695
Total Hotel		26,411,596
Industrial – 10.6%
Duke Realty Corp.	414,077	14,654,185
Prologis, Inc.	525,149	49,012,156
Rexford Industrial Realty, Inc.	209,839	8,693,630
Total Industrial		72,359,971
Manufactured Homes – 1.3%
Sun Communities, Inc.	68,195	9,252,697
Net Lease – 6.6%
Four Corners Property Trust, Inc.	290,520	7,088,688
MGM Growth Properties LLC	498,148	13,554,607
National Retail Properties, Inc.	314,761	11,167,720
VICI Properties, Inc.	650,261	13,128,770
Total Net Lease		44,939,785
Office – 6.8%
Boston Properties, Inc.	152,800	13,810,064
Cousins Properties, Inc.	390,309	11,642,917
Douglas Emmett, Inc.	227,571	6,977,327
Hudson Pacific Properties, Inc.	296,900	7,470,004
Kilroy Realty Corp.	117,418	6,892,437
Total Office		46,792,749
Residential – 8.7%
AvalonBay Communities, Inc.	106,346	16,445,345
Camden Property Trust	167,700	15,297,594
Essex Property Trust, Inc.	56,074	12,850,479
Mid-America Apartment Communities, Inc.	133,615	15,321,632
Total Residential		59,915,050
Retail – 2.5%
Regency Centers Corp.	151,900	6,970,691
Simon Property Group, Inc.	146,316	10,005,088
Total Retail		16,975,779
Total UNITED STATES		371,439,749
Total COMMON STOCKS (Cost $669,942,685)		674,949,067
Total Investments – 98.7% (Cost $669,942,685)		674,949,067
Other Assets in Excess of Liabilities – 1.3%		8,849,649
TOTAL NET ASSETS – 100.0%		$683,798,716

LLC— Limited Liability Company

(n)	— Non-income producing security.

See Notes to Financial Statements.
2020 Semi-Annual Report15

Brookfield U.S. Listed Real Estate Fund
Portfolio Characteristics (Unaudited)
June 30, 2020

ASSET ALLOCATION BY SECTOR	Percent of Total Investments
Datacenters	16.0%
Net Lease	15.6%
Residential	15.2%
Industrial	14.9%
Healthcare	12.3%
Office	12.3%
Hotel	6.1%
Retail	4.5%
Manufactured Homes	3.1%
Total	100.0%

TOP TEN HOLDINGS	Percent of Total Investments
Prologis, Inc.	9.9%
Equinix, Inc.	8.0%
Digital Realty Trust, Inc.	5.2%
Mid-America Apartment Communities, Inc.	5.2%
Welltower, Inc.	5.0%
VICI Properties, Inc.	4.4%
Camden Property Trust	3.7%
WP Carey, Inc.	3.5%
Cousins Properties, Inc.	3.4%
AvalonBay Communities, Inc.	3.3%
16Brookfield Public Securities Group LLC

Brookfield U.S. Listed Real Estate Fund
Schedule of Investments (Unaudited)
June 30, 2020

	Shares	Value
COMMON STOCKS – 98.2%
Datacenters – 15.7%
CyrusOne, Inc.	5,231	$ 380,555
Digital Realty Trust, Inc.	5,000	710,550
Equinix, Inc.	1,550	1,088,565
Total Datacenters		2,179,670
Healthcare – 12.1%
Healthpeak Properties, Inc.	11,619	320,220
Physicians Realty Trust	15,105	264,640
Ventas, Inc.	11,400	417,468
Welltower, Inc.	13,142	680,098
Total Healthcare		1,682,426
Hotel – 6.0%
Apple Hospitality REIT, Inc.	24,678	238,389
Host Hotels & Resorts, Inc.	26,131	281,954
Pebblebrook Hotel Trust	23,163	316,407
Total Hotel		836,750
Industrial – 14.6%
Duke Realty Corp.	11,483	406,384
Prologis, Inc.	14,400	1,343,952
Rexford Industrial Realty, Inc.	6,626	274,515
Total Industrial		2,024,851
Manufactured Homes – 3.0%
Sun Communities, Inc.	3,099	420,472
Net Lease – 15.3%
Four Corners Property Trust, Inc.	15,870	387,228
MGM Growth Properties LLC	14,138	384,695
National Retail Properties, Inc.	7,524	266,952
VICI Properties, Inc.	29,753	600,713
WP Carey, Inc.	7,100	480,315
Total Net Lease		2,119,903
Office – 12.1%
Boston Properties, Inc.	3,800	343,444
Cousins Properties, Inc.	15,460	461,172
Douglas Emmett, Inc.	9,004	276,062
Hudson Pacific Properties, Inc.	13,000	327,080
Kilroy Realty Corp.	4,600	270,020
Total Office		1,677,778
Residential – 14.9%
AvalonBay Communities, Inc.	2,900	448,456
Camden Property Trust	5,600	510,832
Essex Property Trust, Inc.	1,750	401,047
Mid-America Apartment Communities, Inc.	6,149	705,106
Total Residential		2,065,441
Retail – 4.5%
Regency Centers Corp.	7,500	344,175

See Notes to Financial Statements.
2020 Semi-Annual Report17

Brookfield U.S. Listed Real Estate Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2020

	Shares	Value
COMMON STOCKS (continued)
Simon Property Group, Inc.	4,000	$ 273,520
Total Retail		617,695
Total COMMON STOCKS (Cost $13,299,605)		13,624,986
Total Investments – 98.2% (Cost $13,299,605)		13,624,986
Other Assets in Excess of Liabilities – 1.8%		250,007
TOTAL NET ASSETS – 100.0%		$ 13,874,993

LLC— Limited Liability Company

See Notes to Financial Statements.
18Brookfield Public Securities Group LLC

Brookfield Real Assets Securities Fund
Portfolio Characteristics (Unaudited)
June 30, 2020

ASSET ALLOCATION BY SECURITY TYPE	Percent of Total Investments
Infrastructure Equities
— Global Infrastructure	38.7%
— Master Limited Partnerships	2.7%
Total Infrastructure Equities	41.4%
Real Estate Equities
— Global Real Estate Equities	39.0%
— REIT Preferreds	1.9%
Total Real Estate Equities	40.9%
Real Asset Debt	17.7%
Total	100.0%

ASSET ALLOCATION BY GEOGRAPHY	Percent of Total Investments
United States	63.6%
Canada	5.6%
Japan	5.2%
Hong Kong	4.1%
United Kingdom	3.7%
Australia	3.4%
Germany	2.6%
France	2.4%
Italy	1.8%
Spain	1.8%
Mexico	1.4%
Singapore	1.3%
China	0.9%
New Zealand	0.8%
Brazil	0.6%
Sweden	0.5%
Denmark	0.3%
Total	100.0%

ASSET ALLOCATION BY SECTOR	Percent of Total Investments
Common Stocks	80.5%
Convertible Preferred Stocks	0.2%
Corporate Credit	17.7%
Preferred Stocks	1.6%
Total	100.0%

2020 Semi-Annual Report19

Brookfield Real Assets Securities Fund
Portfolio Characteristics (Unaudited) (continued)
June 30, 2020

TOP TEN HOLDINGS	Percent of Total Investments
NextEra Energy, Inc.	3.3%
Prologis, Inc.	2.6%
American Tower Corp.	2.5%
Enbridge, Inc.	2.1%
Xcel Energy, Inc.	1.8%
American Water Works Company, Inc.	1.5%
Ameren Corp.	1.3%
Transurban Group	1.3%
Sempra Energy	1.3%
The Williams Companies, Inc.	1.2%
20Brookfield Public Securities Group LLC

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited)
June 30, 2020

	Shares	Value
COMMON STOCKS – 79.8%
AUSTRALIA – 3.3%
Airports – 0.6%
Sydney Airport	69,100	$ 272,709
Diversified – 1.4%
Dexus	73,605	472,419
Mirvac Group	93,350	141,014
Total Diversified		613,433
Toll Roads – 1.3%
Transurban Group	56,406	553,156
Total AUSTRALIA		1,439,298
BRAZIL – 0.6%
Rail – 0.6%
Rumo SA (n)	61,023	252,930
Total BRAZIL		252,930
CANADA – 4.7%
Industrial – 0.3%
Granite Real Estate Investment Trust	2,454	126,640
Office – 0.5%
Allied Properties Real Estate Investment Trust	7,605	229,450
Pipelines – 2.7%
Enbridge, Inc.	30,088	914,950
Pembina Pipeline Corp.	10,000	250,000
Total Pipelines		1,164,950
Rail – 0.9%
Canadian Pacific Railway Ltd.	1,500	381,541
Residential – 0.3%
Boardwalk Real Estate Investment Trust	5,479	119,904
Total CANADA		2,022,485
CHINA – 0.9%
Communications – 0.6%
China Tower Corporation Ltd. (e)	1,401,125	248,988
Gas Utilities – 0.3%
China Gas Holdings Ltd.	49,768	154,175
Total CHINA		403,163
DENMARK – 0.3%
Renewables/Electric Generation – 0.3%
Orsted A/S (e)	1,100	126,942
Total DENMARK		126,942
FRANCE – 2.3%
Office – 0.3%
Gecina SA	1,180	145,738
Renewables/Electric Generation – 0.6%
Engie SA (n)	20,800	257,959

See Notes to Financial Statements.
2020 Semi-Annual Report21

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2020

	Shares	Value
COMMON STOCKS (continued)
Retail – 0.5%
Unibail-Rodamco-Westfield	3,754	$ 211,600
Toll Roads – 0.9%
Getlink SE (n)	14,100	203,895
Vinci SA	2,000	185,446
Total Toll Roads		389,341
Total FRANCE		1,004,638
GERMANY – 2.5%
Office – 0.2%
alstria office REIT-AG (n)	7,633	113,603
Renewables/Electric Generation – 0.5%
RWE AG	6,200	217,043
Residential – 1.8%
Deutsche Wohnen AG	6,730	302,415
Vonovia SE	7,593	464,105
Total Residential		766,520
Total GERMANY		1,097,166
HONG KONG – 4.1%
Diversified – 2.2%
CK Asset Holdings Ltd.	37,824	226,822
Sun Hung Kai Properties Ltd.	27,932	356,838
Swire Properties Ltd.	76,221	194,605
Wharf Real Estate Investment Company Ltd.	31,572	151,565
Total Diversified		929,830
Rail – 0.5%
MTR Corporation Ltd.	39,183	203,781
Renewables/Electric Generation – 0.6%
CLP Holdings Ltd.	28,597	280,858
Retail – 0.4%
Hang Lung Properties Ltd.	66,643	158,429
Water – 0.4%
China Water Affairs Group Ltd.	246,384	178,227
Total HONG KONG		1,751,125
ITALY – 1.8%
Communications – 0.4%
Infrastrutture Wireless Italiane SpA (e)	17,000	170,650
Renewables/Electric Generation – 0.8%
Enel SpA	40,700	351,990
Toll Roads – 0.6%
Atlantia SpA (n)	16,237	262,638
Total ITALY		785,278
JAPAN – 5.2%
Airports – 0.2%
Japan Airport Terminal Company Ltd.	1,624	69,299

See Notes to Financial Statements.
22Brookfield Public Securities Group LLC

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2020

	Shares	Value
COMMON STOCKS (continued)
Hotel – 0.3%
Japan Hotel REIT Investment Corp.	340	$ 141,037
Industrial – 1.1%
GLP J-REIT	190	274,559
LaSalle Logiport REIT	127	195,605
Total Industrial		470,164
Office – 2.4%
Daiwa Office Investment Corp.	28	154,644
Invesco Office J-Reit, Inc.	1,374	178,627
MCUBS MidCity Investment Corp.	345	251,366
Mitsui Fudosan Company Ltd.	24,233	430,493
Total Office		1,015,130
Rail – 0.6%
East Japan Railway Co.	3,700	256,393
Renewables/Electric Generation – 0.6%
Chubu Electric Power Company. Inc.	22,600	283,448
Total JAPAN		2,235,471
MEXICO – 1.4%
Airports – 0.5%
Grupo Aeroportuario del Pacifico SAB de CV	31,182	225,096
Pipelines – 0.4%
Infraestructura Energetica Nova SAB de CV	55,025	158,268
Toll Roads – 0.5%
Promotora y Operadora de Infraestructura SAB de CV (n)	30,493	220,215
Total MEXICO		603,579
NEW ZEALAND – 0.8%
Airports – 0.8%
Auckland International Airport Ltd.	78,600	334,266
Total NEW ZEALAND		334,266
SINGAPORE – 1.3%
Datacenters – 0.3%
Keppel DC REIT	64,273	117,705
Diversified – 0.6%
City Developments Ltd.	43,874	268,117
Office – 0.4%
Keppel REIT	194,629	154,727
Total SINGAPORE		540,549
SPAIN – 1.8%
Airports – 1.0%
Aena SME SA (e),(n)	3,305	442,014
Diversified – 0.4%
Merlin Properties Socimi SA	17,800	148,331

See Notes to Financial Statements.
2020 Semi-Annual Report23

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2020

	Shares	Value
COMMON STOCKS (continued)
Toll Roads – 0.4%
Ferrovial SA	6,366	$ 170,162
Total SPAIN		760,507
SWEDEN – 0.5%
Diversified – 0.5%
Hufvudstaden AB	18,086	225,465
Total SWEDEN		225,465
UNITED KINGDOM – 3.7%
Electricity Transmission & Distribution – 1.2%
National Grid PLC	41,733	509,157
Industrial – 0.7%
Tritax Big Box REIT PLC	172,067	309,125
Office – 0.7%
Derwent London PLC	8,393	288,708
Retail – 0.5%
Capital & Counties Properties PLC	115,166	208,847
Water – 0.6%
Pennon Group PLC	18,700	258,951
Total UNITED KINGDOM		1,574,788
UNITED STATES – 44.6%
Communications – 3.6%
American Tower Corp.	4,128	1,067,253
SBA Communications Corp.	1,600	476,672
Total Communications		1,543,925
Datacenters – 1.9%
CyrusOne, Inc.	3,766	273,976
Digital Realty Trust, Inc.	2,600	369,486
Equinix, Inc.	235	165,041
Total Datacenters		808,503
Electricity Transmission & Distribution – 2.3%
PG&E Corp. (n)	48,220	427,711
Sempra Energy	4,600	539,258
Total Electricity Transmission & Distribution		966,969
Gas Utilities – 1.0%
NiSource, Inc.	19,200	436,608
Healthcare – 3.0%
Healthpeak Properties, Inc.	7,095	195,538
Physicians Realty Trust	19,357	339,135
Ventas, Inc.	8,000	292,960
Welltower, Inc.	8,774	454,054
Total Healthcare		1,281,687
Hotel – 1.4%
Apple Hospitality REIT, Inc.	15,041	145,296
Host Hotels & Resorts, Inc.	30,644	330,649

See Notes to Financial Statements.
24Brookfield Public Securities Group LLC

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2020

	Shares	Value
COMMON STOCKS (continued)
Pebblebrook Hotel Trust	10,420	$ 142,337
Total Hotel		618,282
Industrial – 3.7%
Duke Realty Corp.	8,651	306,159
Prologis, Inc.	11,720	1,093,828
Rexford Industrial Realty, Inc.	4,447	184,239
Total Industrial		1,584,226
Manufactured Homes – 0.4%
Sun Communities, Inc.	1,366	185,339
Midstream – 2.6%
Cheniere Energy, Inc. (n)	5,500	265,760
Equitrans Midstream Corp.	20,264	168,394
Targa Resources Corp.	8,795	176,516
The Williams Companies, Inc.	27,602	524,990
Total Midstream		1,135,660
Net Lease – 2.2%
Four Corners Property Trust, Inc.	6,618	161,479
MGM Growth Properties LLC	10,772	293,106
National Retail Properties, Inc.	6,233	221,147
VICI Properties, Inc.	13,535	273,272
Total Net Lease		949,004
Office – 2.5%
Boston Properties, Inc.	3,200	289,216
Cousins Properties, Inc.	10,162	303,133
Douglas Emmett, Inc.	4,988	152,932
Hudson Pacific Properties, Inc.	6,717	169,000
Kilroy Realty Corp.	2,502	146,867
Total Office		1,061,148
Pipeline (MLP) – 2.7%
Energy Transfer LP	22,925	163,226
Enterprise Products Partners LP	9,498	172,579
Magellan Midstream Partners LP	4,096	176,824
MPLX LP	9,791	169,188
Plains All American Pipeline LP	19,551	172,831
TC PipeLines LP	5,142	159,711
Western Midstream Operating LP	15,130	151,905
Total Pipeline (MLP)		1,166,264
Pipelines – 0.4%
Kinder Morgan, Inc.	11,700	177,489
Rail – 1.0%
CSX Corp.	6,300	439,362
Renewables/Electric Generation – 10.1%
Ameren Corp.	8,000	562,880
American Electric Power Company, Inc.	5,600	445,984
CMS Energy Corp.	4,818	281,467
Entergy Corp.	4,154	389,687

See Notes to Financial Statements.
2020 Semi-Annual Report25

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2020

	Shares	Value
COMMON STOCKS (continued)
FirstEnergy Corp.	13,000	$ 504,140
NextEra Energy, Inc.	5,800	1,392,986
Xcel Energy, Inc.	12,000	750,000
Total Renewables/Electric Generation		4,327,144
Residential – 3.3%
AvalonBay Communities, Inc.	2,711	419,229
Camden Property Trust	3,800	346,636
Essex Property Trust, Inc.	1,319	302,275
Mid-America Apartment Communities, Inc.	3,179	364,536
Total Residential		1,432,676
Retail – 1.0%
Regency Centers Corp.	4,149	190,398
Simon Property Group, Inc.	3,275	223,944
Total Retail		414,342
Water – 1.5%
American Water Works Company, Inc.	4,900	630,434
Total UNITED STATES		19,159,062
Total COMMON STOCKS (Cost $32,171,225)		34,316,712
CONVERTIBLE PREFERRED STOCKS – 0.2%
UNITED STATES – 0.2%
Datacenters – 0.1%
QTS Realty Trust, Inc., Series B, 6.50%	213	30,265
Net Lease – 0.0%
EPR Properties, Series C, 5.75%	900	16,389
Office – 0.1%
Equity Commonwealth, Series D, 6.50%	1,317	36,218
Total UNITED STATES		82,872
Total CONVERTIBLE PREFERRED STOCKS (Cost $78,030)		82,872

	Principal Amount (000s)	Value
REAL ASSET DEBT – 17.5%
CANADA – 0.9%
Basic Industrial – 0.2%
Cascades, Inc., 5.38%, 01/15/28 (e)	$ 75	$ 76,125
Energy – 0.1%
Cenovus Energy, Inc., 4.25%, 04/15/27	15	13,586
MEG Energy Corp., 6.50%, 01/15/25 (e)	25	23,328
Total Energy		36,914
Metals & Mining – 0.2%
Kinross Gold Corp., 4.50%, 07/15/27	100	109,074
Oil Gas Transportation & Distribution – 0.1%
Parkland Corp., 6.00%, 04/01/26 (e)	42	43,050

See Notes to Financial Statements.
26Brookfield Public Securities Group LLC

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2020

	Principal Amount (000s)	Value
REAL ASSET DEBT (continued)
Utility – 0.3%
Emera, Inc., 6.75%, 06/15/76 (v)	$ 110	$ 118,966
Total CANADA		384,129
UNITED STATES – 16.6%
Construction & Building Materials – 1.4%
Boise Cascade Co., 5.63%, 09/01/24 (e)	75	75,563
Lennar Corp., 4.75%, 11/29/27	75	81,375
M/I Homes, Inc., 4.95%, 02/01/28	125	124,219
NVR, Inc., 3.00%, 05/15/30	35	36,582
PulteGroup, Inc., 5.00%, 01/15/27	75	80,250
Taylor Morrison Communities, Inc., 5.63%, 03/01/24 (e)	13	13,325
Taylor Morrison Communities, Inc., 5.88%, 06/15/27 (e)	75	77,680
Toll Brothers Finance Corp., 4.35%, 02/15/28	100	103,750
Total Construction & Building Materials		592,744
Energy – 0.7%
EQT Corp., 7.00%, 02/01/30	82	84,168
Indigo Natural Resources LLC, 6.88%, 02/15/26 (e)	19	17,659
Occidental Petroleum Corp., 3.50%, 08/15/29	175	128,030
Occidental Petroleum Corp., 8.88%, 07/15/30	38	37,952
Parsley Energy LLC, 4.13%, 02/15/28 (e)	25	22,625
WPX Energy, Inc., 4.50%, 01/15/30	25	22,000
Total Energy		312,434
Health Facilities – 1.0%
HCA, Inc., 5.25%, 06/15/26	110	127,086
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27	150	158,278
Service Corporation International, 4.63%, 12/15/27	150	156,375
Total Health Facilities		441,739
Infrastructure Services – 0.4%
United Rentals North America, Inc., 5.50%, 05/15/27	75	77,250
Waste Management, Inc., 3.15%, 11/15/27	75	83,954
Total Infrastructure Services		161,204
Leisure – 1.0%
Boyd Gaming Corp., 6.38%, 04/01/26	75	71,250
Cedar Fair LP, 5.25%, 07/15/29 (e)	70	63,350
GLP Capital LP, 5.38%, 04/15/26	100	109,259
GLP Capital LP, 5.75%, 06/01/28	25	27,543
MGM Growth Properties Operating Partnership LP, 4.50%, 09/01/26	125	123,787
VICI Properties LP, 4.63%, 12/01/29 (e)	50	48,750
Total Leisure		443,939
Media – 1.4%
CCO Holdings LLC, 4.75%, 03/01/30 (e)	200	204,638
Comcast Corp., 3.38%, 08/15/25	75	83,509
Cox Communications, Inc., 3.50%, 08/15/27 (e)	150	165,593
CSC Holdings LLC, 5.25%, 06/01/24	150	157,875
Total Media		611,615

See Notes to Financial Statements.
2020 Semi-Annual Report27

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2020

	Principal Amount (000s)	Value
REAL ASSET DEBT (continued)
Metals & Mining – 0.2%
Newmont Corp., 2.80%, 10/01/29	$ 75	$ 79,096
Oil Gas Transportation & Distribution – 3.0%
Antero Midstream Partners LP, 5.38%, 09/15/24	75	63,899
Buckeye Partners LP, 4.13%, 12/01/27	50	47,625
Crestwood Midstream Partners LP, 5.63%, 05/01/27 (e)	75	62,527
Enable Midstream Partners LP, 4.15%, 09/15/29	206	180,666
Energy Transfer Operating LP, 4.75%, 01/15/26	75	81,424
EnLink Midstream LLC, 5.38%, 06/01/29	115	86,250
Global Partners LP, 7.00%, 08/01/27	75	69,375
Holly Energy Partners LP, 5.00%, 02/01/28 (e)	138	131,445
Kinder Morgan, Inc., 4.30%, 03/01/28	125	141,664
ONEOK, Inc., 3.10%, 03/15/30	61	58,362
Phillips 66 Partners LP, 3.15%, 12/15/29	54	55,286
Plains All American Pipeline LP, 3.55%, 12/15/29	80	77,941
Targa Resources Partners LP, 5.25%, 05/01/23	100	97,500
The Williams Companies, Inc., 3.75%, 06/15/27	28	29,977
Western Midstream Operating LP, 3.10%, 02/01/25	50	47,375
Western Midstream Operating LP, 4.05%, 02/01/30	75	72,194
Total Oil Gas Transportation & Distribution		1,303,510
Real Estate – 1.6%
American Homes 4 Rent LP, 4.25%, 02/15/28	125	133,681
Essex Portfolio LP, 3.38%, 04/15/26	75	81,362
Highwoods Realty LP, 3.88%, 03/01/27	50	52,823
iStar, Inc., 4.25%, 08/01/25	58	52,464
iStar, Inc., 5.25%, 09/15/22	17	16,190
Kilroy Realty LP, 4.38%, 10/01/25	50	53,697
Mid-America Apartments LP, 3.60%, 06/01/27	75	83,223
Service Properties Trust, 4.95%, 02/15/27	84	73,720
Starwood Property Trust, Inc., 5.00%, 12/15/21	125	121,250
Total Real Estate		668,410
Telecommunication Services – 2.8%
American Tower Corp., 3.60%, 01/15/28	125	139,461
AT&T, Inc., 3.80%, 02/15/27	75	84,470
Crown Castle International Corp., 3.80%, 02/15/28	125	140,500
Digital Realty Trust LP, 3.70%, 08/15/27	124	141,460
Equinix, Inc., 5.38%, 05/15/27	150	163,650
Level 3 Financing, Inc., 4.63%, 09/15/27 (e)	150	151,125
T-Mobile USA, Inc., 4.75%, 02/01/28	175	184,870
Verizon Communications, Inc., 4.33%, 09/21/28	75	90,264
Zayo Group Holdings, Inc., 4.00%, 03/01/27 (e)	100	95,156
Total Telecommunication Services		1,190,956
Transportation – 0.3%
Union Pacific Corp., 2.75%, 03/01/26	75	81,609
Watco Companies LLC, 6.50%, 06/15/27 (e)	43	44,057
Total Transportation		125,666

See Notes to Financial Statements.
28Brookfield Public Securities Group LLC

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2020

	Principal Amount (000s)	Value
REAL ASSET DEBT (continued)
Utility – 2.8%
AES Corp., 6.00%, 05/15/26	$ 150	$ 155,813
American Electric Power Company, Inc., 4.30%, 12/01/28	125	146,995
Calpine Corp., 5.75%, 01/15/25	63	63,617
Entergy Corp., 2.95%, 09/01/26	125	138,081
FirstEnergy Corp., 3.90%, 07/15/27	125	141,409
NRG Energy, Inc., 6.63%, 01/15/27	100	104,375
Pattern Energy Group, Inc., 5.88%, 02/01/24 (e)	125	125,625
Sempra Energy, 3.40%, 02/01/28	150	164,103
Southwestern Energy Co., 6.20%, 01/23/25	25	21,406
Talen Energy Supply LLC, 6.63%, 01/15/28 (e)	25	24,469
The Southern Co., 3.25%, 07/01/26	125	138,525
Total Utility		1,224,418
Total UNITED STATES		7,155,731
Total REAL ASSET DEBT (Cost $7,208,605)		7,539,860

	Shares	Value
PREFERRED STOCKS – 1.7%
UNITED STATES – 1.7%
Datacenters – 0.1%
Digital Realty Trust, Inc., Series K, 5.85%	600	$ 15,750
Digital Realty Trust, Inc., Series L, 5.20%	1,573	39,592
Total Datacenters		55,342
Diversified – 0.3%
PS Business Parks, Inc., Series X, 5.25%	1,629	40,350
PS Business Parks, Inc., Series Y, 5.20%	1,862	46,066
PS Business Parks, Inc., Series Z, 4.88%	1,827	43,574
Total Diversified		129,990
Hotel – 0.0%
Sunstone Hotel Investors, Inc., Series E, 6.95%	300	7,356
Sunstone Hotel Investors, Inc., Series F, 6.45%	300	7,305
Total Hotel		14,661
Industrial – 0.1%
Rexford Industrial Realty, Inc., Series B, 5.88%	648	16,576
Rexford Industrial Realty, Inc., Series C, 5.63%	1,454	36,786
Total Industrial		53,362
Net Lease – 0.5%
EPR Properties, Series G, 5.75%	886	15,142
Global Net Lease, Inc., Series A, 7.25%	1,151	27,981
Global Net Lease, Inc., Series B, 6.88%	1,225	28,114
Monmouth Real Estate Investment Corp., Series C, 6.13%	1,946	47,580
National Retail Properties, Inc., Series F, 5.20%	988	23,564
Spirit Realty Capital, Inc., Series A, 6.00%	1,618	39,366
VEREIT, Inc., Series F, 6.70%	632	15,812
Total Net Lease		197,559

See Notes to Financial Statements.
2020 Semi-Annual Report29

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2020

	Shares	Value
PREFERRED STOCKS (continued)
Office – 0.2%
SL Green Realty Corp., Series I, 6.50%	629	$ 15,693
Vornado Realty Trust, Series M, 5.25%	2,102	45,866
Total Office		61,559
Residential – 0.2%
American Homes 4 Rent, Series F, 5.88%	1,373	34,188
American Homes 4 Rent, Series G, 5.88%	1,367	34,311
Total Residential		68,499
Retail – 0.1%
Saul Centers, Inc., Series E, 6.00%	719	16,099
Urstadt Biddle Properties, Inc., Series K, 5.88%	777	15,501
Total Retail		31,600
Self Storage – 0.2%
Public Storage, Series H, 5.60%	1,492	39,792
Public Storage, Series I, 4.88%	1,550	39,215
Public Storage, Series K, 4.75%	634	15,977
Total Self Storage		94,984
Total UNITED STATES		707,556
Total PREFERRED STOCKS (Cost $578,268)		707,556
Total Investments – 99.2% (Cost $40,036,128)		42,647,000
Other Assets in Excess of Liabilities – 0.8%		355,224
TOTAL NET ASSETS – 100.0%		$ 43,002,224

LLC— Limited Liability Company
LP— Limited Partnership
MLP— Master Limited Partnership

(e)	— Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the total value of all such securities was $2,454,684 or 5.7% of net assets.
(n)	— Non-income producing security.
(v)	— Variable rate security –Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor.

See Notes to Financial Statements.
30Brookfield Public Securities Group LLC

BROOKFIELD INVESTMENT FUNDS
Statements of Assets and Liabilities (Unaudited)
June 30, 2020

	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund	Real Assets Securities Fund
Assets:
Investments in securities, at value (Note 2)	$199,345,058	$ 674,949,067	$13,624,986	$ 42,647,000
Cash	9,635,522	10,681,562	114,076	250,698
Dividends and interest receivable	510,504	3,407,683	60,057	239,880
Receivable for investments sold	451,628	—	74,907	568,346
Receivable for fund shares sold	358,149	835,402	—	—
Expense reimbursement receivable	—	—	105,518	—
Prepaid expenses	39,887	87,904	1,788	31,176
Total assets	210,340,748	689,961,618	13,981,332	43,737,100
Liabilities:
Payable for investments purchased	5,421,337	—	73,548	615,791
Payable for fund shares purchased	1,187,958	5,343,545	—	—
Distribution fee payable	123,910	61,110	3,434	983
Investment advisory fee payable, net (Note 3)	139,243	460,753	—	24,308
Administration fee payable, net (Note 3)	26,220	87,692	—	8,514
Trustees' fee payable	3,821	10,670	1,923	2,617
Accrued expenses	80,018	199,132	27,434	82,663
Total liabilities	6,982,507	6,162,902	106,339	734,876
Commitments and contingencies (Note 8)
Net Assets	$203,358,241	$ 683,798,716	$13,874,993	$ 43,002,224
Composition of Net Assets:
Paid-in capital	$217,813,175	$ 855,326,752	$15,834,483	$ 55,054,963
Accumulated losses	(14,454,934)	(171,528,036)	(1,959,490)	(12,052,739)
Net assets applicable to capital shares outstanding	$203,358,241	$ 683,798,716	$13,874,993	$ 43,002,224
Total investments at cost	$188,702,661	$ 669,942,685	$13,299,605	$ 40,036,128
Net Assets
Class A Shares — Net Assets	$ 5,823,620	$ 9,554,138	$ 55,521	$ 165,193
Shares outstanding	507,492	925,389	6,288	19,958
Net asset value and redemption price per share	$ 11.48	$ 10.32	$ 8.83	$ 8.28
Offering price per share based on a maximum sales charge of 4.75%	$ 12.05	$ 10.83	$ 9.27	$ 8.69
Class C Shares — Net Assets	$ 5,586,191	$ 6,471,848	$ 37,394	$ 114,109
Shares outstanding	493,433	630,264	4,240	13,749
Net asset value and redemption price per share	$ 11.32	$ 10.27	$ 8.82	$ 8.30
Class Y Shares — Net Assets	$ 74,836,171	$ 391,207,216	$ 26,628	$ 5,374,186
Shares outstanding	6,510,412	37,821,672	3,024	657,406
Net asset value and redemption price per share	$ 11.49	$ 10.34	$ 8.80*	$ 8.17
Class I Shares — Net Assets	$117,112,259	$ 276,565,514	$13,755,450	$ 37,348,736
Shares outstanding	10,181,304	26,770,631	1,568,154	4,578,148
Net asset value and redemption price per share	$ 11.50	$ 10.33	$ 8.77	$ 8.16

*	Net asset value does not recalculate due to fractional shares outstanding.

See Notes to Financial Statements.
2020 Semi-Annual Report31

BROOKFIELD INVESTMENT FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2020

	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund	Real Assets Securities Fund
Investment Income:
Dividends and distributions (net of foreign withholding tax of $122,806, $399,406, $0 and $23,314)	$ 2,667,231	$ 14,991,054	$ 263,765	$ 1,044,129
Interest	—	—	—	251,861
Less return of capital distributions	(175,835)	(1,804,050)	(55,933)	(202,752)
Total investment income	2,491,396	13,187,004	207,832	1,093,238
Expenses:
Investment advisory fees (Note 3)	902,119	3,214,335	53,325	315,125
Administration fees (Note 3)	159,197	642,867	10,665	55,610
Distribution fees — Class A	7,585	12,624	51	119
Distribution fees — Class C	30,217	37,906	199	677
Transfer agent fees	33,747	74,471	13,443	28,351
Custodian fees	31,895	73,637	6,265	53,622
Registration fees	31,209	48,538	56,830	29,711
Trustees' fees	22,096	58,102	10,699	14,220
Audit and tax services	22,039	20,674	3,774	23,039
Legal fees	16,291	41,387	7,615	10,564
Fund accounting fees	14,074	51,798	2,843	16,126
Reports to shareholders	9,888	37,726	2,989	3,624
Miscellaneous	8,030	29,933	5,716	5,018
Insurance	5,375	36,174	772	1,916
Interest expense	387	24,992	12	482
Total operating expenses	1,294,149	4,405,164	175,198	558,204
Less expenses reimbursed by the investment adviser (Note 3)	(88,899)	(283,142)	(107,402)	(149,598)
Net expenses	1,205,250	4,122,022	67,796	408,606
Net investment income	1,286,146	9,064,982	140,036	684,632
Net realized gain (loss) on:
Investments	2,833,923	(139,791,373)	(2,187,207)	(6,574,927)
Foreign currency transactions	(77,198)	(248,969)	—	(22,161)
Net realized gain (loss)	2,756,725	(140,040,342)	(2,187,207)	(6,597,088)
Net change in unrealized appreciation (depreciation) on:
Investments	(35,851,404)	(118,527,305)	(1,223,891)	(5,978,810)
Foreign currency translations	2,914	(24,266)	—	(869)
Net change in unrealized depreciation	(35,848,490)	(118,551,571)	(1,223,891)	(5,979,679)
Net realized and unrealized loss	(33,091,765)	(258,591,913)	(3,411,098)	(12,576,767)
Net decrease in net assets resulting from operations	$(31,805,619)	$(249,526,931)	$(3,271,062)	$(11,892,135)

See Notes to Financial Statements.
32Brookfield Public Securities Group LLC

BROOKFIELD INVESTMENT FUNDS
Statements of Changes in Net Assets

	Infrastructure Fund		Global Real Estate Fund
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$ 1,286,146	$ 2,694,689	$ 9,064,982	$ 34,978,544
Net realized gain (loss)	2,756,725	8,109,910	(140,040,342)	67,073,832
Net change in unrealized appreciation (depreciation)	(35,848,490)	35,379,389	(118,551,571)	192,490,176
Net increase (decrease) in net assets resulting from operations	(31,805,619)	46,183,988	(249,526,931)	294,542,552
Distributions to Shareholders:
From distributable earnings:
Class A shares	(102,847) [1]	(142,365)	(173,174) [1]	(343,567)
Class C shares	(83,424) [1]	(121,242)	(85,794) [1]	(310,152)
Class Y shares	(1,414,774) [1]	(1,563,297)	(8,139,032) [1]	(49,334,347)
Class I shares	(2,267,204) [1]	(3,053,049)	(5,022,896) [1]	(20,524,493)
From return of capital:
Class A shares	—	(101,008)	—	—
Class C shares	—	(86,021)	—	—
Class Y shares	—	(1,109,161)	—	—
Class I shares	—	(2,166,142)	—	—
Total distributions paid	(3,868,249)	(8,342,285)	(13,420,896)	(70,512,559)
Capital Share Transactions (Note 6):
Subscriptions	35,838,237	35,875,487	84,089,667	323,431,594
Reinvestment of distributions	3,503,411	7,525,125	10,298,070	52,867,226
Redemptions	(26,500,587)	(47,581,029)	(300,050,368)	(1,062,321,892)
Net increase (decrease) in capital share transactions	12,841,061	(4,180,417)	(205,662,631)	(686,023,072)
Total increase (decrease) in net assets	(22,832,807)	33,661,286	(468,610,458)	(461,993,079)
Net Assets:
Beginning of period	226,191,048	192,529,762	1,152,409,174	1,614,402,253
End of period	$203,358,241	$226,191,048	$ 683,798,716	$ 1,152,409,174

[1]	The tax character of the distributions paid will be determined during the Fund’s fiscal year end.

See Notes to Financial Statements.
2020 Semi-Annual Report33

BROOKFIELD INVESTMENT FUNDS
Statements of Changes in Net Assets (continued)

	U.S. Real Estate Fund		Real Assets Securities Fund
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$ 140,036	$ 321,974	$ 684,632	$ 1,420,111
Net realized gain (loss)	(2,187,207)	1,209,646	(6,597,088)	2,065,680
Net change in unrealized appreciation (depreciation)	(1,223,891)	1,670,229	(5,979,679)	9,603,509
Net increase (decrease) in net assets resulting from operations	(3,271,062)	3,201,849	(11,892,135)	13,089,300
Distributions to Shareholders:
From distributable earnings:
Class A shares	(756) [1]	(2,072)	(2,187) [1]	(2,835)
Class C shares	(491) [1]	(1,354)	(1,464) [1]	(1,852)
Class Y shares	(1,195) [1]	(5,707)	(113,907) [1]	(198,627)
Class I shares	(245,895) [1]	(553,714)	(1,224,810) [1]	(1,976,320)
From return of capital:
Class A shares	—	—	—	(843)
Class C shares	—	—	—	(550)
Class Y shares	—	—	—	(59,024)
Class I shares	—	—	—	(587,281)
Total distributions paid	(248,337)	(562,847)	(1,342,368)	(2,827,332)
Capital Share Transactions (Note 6):
Subscriptions	2,090,489	6,181,812	3,368,307	16,118,108
Reinvestment of distributions	47,134	187,053	1,288,207	2,695,996
Redemptions	(99,415)	(7,102,501)	(31,965,646)	(4,109,668)
Net increase (decrease) in capital share transactions	2,038,208	(733,636)	(27,309,132)	14,704,436
Total increase (decrease) in net assets	(1,481,191)	1,905,366	(40,543,635)	24,966,404
Net Assets:
Beginning of period	15,356,184	13,450,818	83,545,859	58,579,455
End of period	$13,874,993	$15,356,184	$ 43,002,224	$83,545,859

[1]	The tax character of the distributions paid will be determined during the Fund’s fiscal year end.

See Notes to Financial Statements.
34Brookfield Public Securities Group LLC

Brookfield Global Listed Infrastructure Fund
Financial Highlights

	Per Share Operating Performance:											Ratios to Average Net Assets/Supplementary Data:
	Net asset value, beginning of period	Net investment income(1)	Net realized and change in unrealized gain (loss) on investment transactions	Net increase (decrease) in net asset value resulting from operations	Distributions from net investment income	Distributions from net realized gains	Return of capital distributions(3)	Total distributions paid*	Redemption fees(3)	Net asset value, end of period	Total Investment Return†	Net assets, end of period (000s)	Gross operating expenses	Net expenses, including fee waivers and reimbursement and excluding interest expense	Net investment income	Net investment income, excluding the effect of fee waivers and reimbursement	Portfolio turnover rate
Class A:
June 30, 2020(6)	$13.55	0.06	(1.92)	(1.86)	(0.21)	—	—	(0.21)	—	$11.48	-13.65% (5)	$ 5,824	1.43% (4)	1.35% (4)	0.99% (4)	0.91% (4)	99% (5)
December 31, 2019	$11.25	0.14	2.66	2.80	(0.29)	—	(0.21)	(0.50)	—	$13.55	25.06%	$ 7,313	1.43%	1.35%	1.09%	1.01%	82%
December 31, 2018	$12.73	0.17	(1.20)	(1.03)	(0.06)	—	(0.39)	(0.45)	—	$11.25	-8.23%	$ 6,273	1.44%	1.35%	1.35%	1.26%	75%
December 31, 2017	$11.97	0.17	1.07	1.24	(0.31)	—	(0.17)	(0.48)	—	$12.73	10.52%	$ 12,571	1.50%	1.35%	1.37%	1.22%	93%
December 31, 2016	$11.06	0.12	1.25	1.37	(0.19)	—	(0.27)	(0.46)	0.00 (2)	$11.97	12.38%	$ 20,006	1.43%	1.35%	1.05%	0.97%	100%
December 31, 2015	$14.15	0.15	(2.83)	(2.68)	(0.10)	—	(0.31)	(0.41)	0.00 (2)	$11.06	-19.28%	$ 31,989	1.41%	1.35%	1.13%	1.07%	98%
Class C:
June 30, 2020(6)	$13.37	0.01	(1.90)	(1.89)	(0.16)	—	—	(0.16)	—	$11.32	-14.02% (5)	$ 5,586	2.18% (4)	2.10% (4)	0.24% (4)	0.16% (4)	99% (5)
December 31, 2019	$11.11	0.05	2.62	2.67	(0.24)	—	(0.17)	(0.41)	—	$13.37	24.13%	$ 7,780	2.18%	2.10%	0.37%	0.29%	82%
December 31, 2018	$12.58	0.08	(1.19)	(1.11)	(0.05)	—	(0.31)	(0.36)	—	$11.11	-8.92%	$ 8,576	2.19%	2.10%	0.66%	0.57%	75%
December 31, 2017	$11.83	0.07	1.06	1.13	(0.24)	—	(0.14)	(0.38)	—	$12.58	9.62%	$ 10,686	2.25%	2.10%	0.59%	0.44%	93%
December 31, 2016	$10.93	0.04	1.23	1.27	(0.15)	—	(0.22)	(0.37)	—	$11.83	11.60%	$ 13,935	2.18%	2.10%	0.32%	0.24%	100%
December 31, 2015	$13.98	0.05	(2.79)	(2.74)	(0.08)	—	(0.23)	(0.31)	0.00 (2)	$10.93	-19.91%	$ 18,026	2.16%	2.10%	0.41%	0.35%	98%
Class Y:
June 30, 2020(6)	$13.58	0.07	(1.94)	(1.87)	(0.22)	—	—	(0.22)	—	$11.49	-13.65% (5)	$ 74,836	1.18% (4)	1.10% (4)	1.24% (4)	1.16% (4)	99% (5)
December 31, 2019	$11.27	0.17	2.68	2.85	(0.32)	—	(0.22)	(0.54)	—	$13.58	25.42%	$ 75,197	1.18%	1.10%	1.31%	1.23%	82%
December 31, 2018	$12.76	0.21	(1.21)	(1.00)	(0.07)	—	(0.42)	(0.49)	—	$11.27	-8.03%	$ 61,974	1.19%	1.10%	1.73%	1.64%	75%
December 31, 2017	$11.99	0.20	1.08	1.28	(0.33)	—	(0.18)	(0.51)	—	$12.76	10.79%	$ 55,318	1.25%	1.10%	1.57%	1.42%	93%
December 31, 2016	$11.08	0.16	1.24	1.40	(0.20)	—	(0.29)	(0.49)	0.00 (2)	$11.99	12.64%	$ 62,515	1.18%	1.10%	1.33%	1.25%	100%
December 31, 2015	$14.18	0.18	(2.84)	(2.66)	(0.12)	—	(0.33)	(0.45)	0.01	$11.08	-19.01%	$ 77,826	1.16%	1.10%	1.37%	1.31%	98%
Class I:
June 30, 2020(6)	$13.59	0.07	(1.94)	(1.87)	(0.22)	—	—	(0.22)	—	$11.50	-13.64% (5)	$117,112	1.18% (4)	1.10% (4)	1.24% (4)	1.16% (4)	99% (5)
December 31, 2019	$11.28	0.18	2.67	2.85	(0.32)	—	(0.22)	(0.54)	—	$13.59	25.39%	$135,901	1.18%	1.10%	1.36%	1.28%	82%
December 31, 2018	$12.76	0.21	(1.20)	(0.99)	(0.07)	—	(0.42)	(0.49)	—	$11.28	-7.95%	$115,707	1.19%	1.10%	1.67%	1.58%	75%
December 31, 2017	$12.00	0.21	1.06	1.27	(0.33)	—	(0.18)	(0.51)	—	$12.76	10.70%	$166,037	1.25%	1.10%	1.62%	1.47%	93%
December 31, 2016	$11.08	0.16	1.25	1.41	(0.20)	—	(0.29)	(0.49)	0.00 (2)	$12.00	12.74%	$155,750	1.18%	1.10%	1.33%	1.25%	100%
December 31, 2015	$14.19	0.20	(2.86)	(2.66)	(0.07)	—	(0.38)	(0.45)	0.00 (2)	$11.08	-19.06%	$186,661	1.16%	1.10%	1.56%	1.50%	98%

*	Distributions for annual periods determined in accordance with federal income tax regulations.
†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
(1)	Per share amounts presented are based on average shares outstanding throughout the period indicated.
(2)	Rounds to less than $0.005.
(3)	Redemption fees were eliminated effective September 1, 2016.
(4)	Annualized.
(5)	Not annualized.
(6)	For the Six Months Ended June 30, 2020.

See Notes to Financial Statements.
2020 Semi-Annual Report35

Brookfield Global Listed Real Estate Fund
Financial Highlights

	Per Share Operating Performance:											Ratios to Average Net Assets/Supplementary Data:
	Net asset value, beginning of period	Net investment income(1)	Net realized and change in unrealized gain (loss) on investment transactions	Net increase (decrease) in net asset value resulting from operations	Distributions from net investment income	Distributions from net realized gains	Return of capital distributions	Total distributions paid*	Redemption fees(3)	Net asset value, end of period	Total Investment Return†	Net assets, end of period (000s)	Gross operating expenses	Net expenses, including fee waivers and reimbursement and excluding interest expense	Net investment income	Net investment income, excluding the effect of fee waivers and reimbursement	Portfolio turnover rate
Class A:
June 30, 2020(6)	$13.51	0.10	(3.11)	(3.01)	(0.18)	—	—	(0.18)	—	$10.32	-22.16% (5)	$ 9,554	1.27% (4)	1.20% (4)	1.87% (4)	1.80% (4)	66% (5)
December 31, 2019	$11.79	0.29	2.06	2.35	(0.60)	(0.03)	—	(0.63)	—	$13.51	20.09%	$ 11,332	1.23%	1.20%	2.15%	2.12%	83%
December 31, 2018	$13.34	0.24	(1.31)	(1.07)	(0.25)	—	(0.23)	(0.48)	—	$11.79	-8.23%	$ 5,556	1.22%	1.20%	1.90%	1.88%	82%
December 31, 2017	$12.61	0.28	0.94	1.22	(0.49)	—	—	(0.49)	—	$13.34	9.84%	$ 7,106	1.24%	1.20%	2.13%	2.09%	89%
December 31, 2016	$12.61	0.22	0.53	0.75	(0.45)	(0.29)	(0.01)	(0.75)	0.00 (2)	$12.61	6.00%	$ 14,953	1.27%	1.20%	1.68%	1.61%	88%
December 31, 2015	$13.30	0.23	(0.43)	(0.20)	(0.40)	(0.07)	(0.02)	(0.49)	0.00 (2)	$12.61	-1.55%	$ 30,280	1.31%	1.20%	1.75%	1.64%	60%
Class C:
June 30, 2020(6)	$13.42	0.06	(3.07)	(3.01)	(0.14)	—	—	(0.14)	—	$10.27	-22.37% (5)	$ 6,472	2.02% (4)	1.95% (4)	1.12% (4)	1.05% (4)	66% (5)
December 31, 2019	$11.72	0.18	2.06	2.24	(0.51)	(0.03)	—	(0.54)	—	$13.42	19.19%	$ 11,160	1.98%	1.95%	1.36%	1.33%	83%
December 31, 2018	$13.28	0.16	(1.33)	(1.17)	(0.20)	—	(0.19)	(0.39)	—	$11.72	-8.98%	$ 7,949	1.97%	1.95%	1.27%	1.25%	82%
December 31, 2017	$12.55	0.19	0.93	1.12	(0.39)	—	—	(0.39)	—	$13.28	9.08%	$ 6,245	1.99%	1.95%	1.45%	1.41%	89%
December 31, 2016	$12.55	0.12	0.54	0.66	(0.36)	(0.29)	(0.01)	(0.66)	0.00 (2)	$12.55	5.26%	$ 6,919	2.02%	1.95%	0.90%	0.83%	88%
December 31, 2015	$13.24	0.12	(0.43)	(0.31)	(0.30)	(0.07)	(0.02)	(0.39)	0.01	$12.55	-2.31%	$ 7,050	2.06%	1.95%	0.90%	0.79%	60%
Class Y:
June 30, 2020(6)	$13.53	0.12	(3.12)	(3.00)	(0.19)	—	—	(0.19)	—	$10.34	-22.02% (5)	$ 391,207	1.02% (4)	0.95% (4)	2.12% (4)	2.05% (4)	66% (5)
December 31, 2019	$11.80	0.30	2.09	2.39	(0.63)	(0.03)	—	(0.66)	—	$13.53	20.42%	$ 715,495	0.98%	0.95%	2.27%	2.24%	83%
December 31, 2018	$13.37	0.28	(1.34)	(1.06)	(0.27)	—	(0.24)	(0.51)	—	$11.80	-8.12%	$1,211,816	0.97%	0.95%	2.16%	2.14%	82%
December 31, 2017	$12.63	0.32	0.94	1.26	(0.52)	—	—	(0.52)	—	$13.37	10.20%	$1,502,252	0.99%	0.95%	2.46%	2.42%	89%
December 31, 2016	$12.63	0.25	0.54	0.79	(0.48)	(0.29)	(0.02)	(0.79)	0.00 (2)	$12.63	6.27%	$1,060,627	1.02%	0.95%	1.94%	1.87%	88%
December 31, 2015	$13.32	0.28	(0.45)	(0.17)	(0.42)	(0.07)	(0.03)	(0.52)	0.00 (2)	$12.63	-1.33%	$ 779,226	1.06%	0.95%	2.11%	2.00%	60%
Class I:
June 30, 2020(6)	$13.52	0.12	(3.12)	(3.00)	(0.19)	—	—	(0.19)	—	$10.33	-22.03% (5)	$ 276,566	1.02% (4)	0.95% (4)	2.12% (4)	2.05% (4)	66% (5)
December 31, 2019	$11.79	0.30	2.09	2.39	(0.63)	(0.03)	—	(0.66)	—	$13.52	20.44%	$ 414,423	0.98%	0.95%	2.25%	2.22%	83%
December 31, 2018	$13.35	0.28	(1.33)	(1.05)	(0.27)	—	(0.24)	(0.51)	—	$11.79	-8.06%	$ 389,081	0.97%	0.95%	2.15%	2.13%	82%
December 31, 2017	$12.62	0.32	0.93	1.25	(0.52)	—	—	(0.52)	—	$13.35	10.13%	$ 487,080	0.99%	0.95%	2.48%	2.44%	89%
December 31, 2016	$12.62	0.25	0.54	0.79	(0.48)	(0.29)	(0.02)	(0.79)	0.00 (2)	$12.62	6.27%	$ 381,472	1.02%	0.95%	1.91%	1.84%	88%
December 31, 2015	$13.32	0.25	(0.43)	(0.18)	(0.43)	(0.07)	(0.02)	(0.52)	0.00 (2)	$12.62	-1.40%	$ 389,743	1.06%	0.95%	1.88%	1.77%	60%

*	Distributions for annual periods determined in accordance with federal income tax regulations.
†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
(1)	Per share amounts presented are based on average shares outstanding throughout the period indicated.
(2)	Rounds to less than $0.005.
(3)	Redemption fees were eliminated effective September 1, 2016.
(4)	Annualized.
(5)	Not annualized.
(6)	For the Six Months Ended June 30, 2020.

See Notes to Financial Statements.
36Brookfield Public Securities Group LLC

Brookfield U.S. Listed Real Estate Fund
Financial Highlights

	Per Share Operating Performance:											Ratios to Average Net Assets/Supplementary Data:
	Net asset value, beginning of period	Net investment income(1)	Net realized and change in unrealized gain (loss) on investment transactions	Net increase (decrease) in net asset value resulting from operations	Distributions from net investment income	Distributions from net realized gains	Return of capital distributions	Total distributions paid*	Redemption fees(3)	Net asset value, end of period	Total Investment Return†	Net assets, end of period (000s)	Gross operating expenses	Net expenses, including fee waivers and reimbursement and excluding interest expense	Net investment income	Net investment income, excluding the effect of fee waivers and reimbursement	Portfolio turnover rate
Class A:
June 30, 2020(6)	$11.15	0.08	(2.25)	(2.17)	(0.15)	—	—	(0.15)	—	$ 8.83	-19.88% (5)	$ 56	2.71% (4)	1.20% (4)	1.72% (4)	0.21% (4)	81% (5)
December 31, 2019	$ 9.19	0.23	2.14	2.37	(0.41)	—	—	(0.41)	—	$11.15	25.89%	$ 50	2.54%	1.20%	2.13%	0.79%	127%
December 31, 2018	$10.27	0.20	(0.92)	(0.72)	(0.24)	—	(0.12)	(0.36)	—	$ 9.19	-7.14%	$ 56	2.03%	1.20%	2.06%	1.23%	107%
December 31, 2017	$10.38	0.20	0.08	0.28	(0.27)	(0.08)	(0.04)	(0.39)	—	$10.27	2.73%	$ 106	2.22%	1.20%	1.87%	0.85%	102%
December 31, 2016	$10.47	0.15	0.64	0.79	(0.30)	(0.57)	(0.01)	(0.88)	—	$10.38	7.63%	$ 90	1.74%	1.20%	1.43%	0.89%	111%
December 31, 2015	$11.77	0.27	(0.87)	(0.60)	(0.29)	(0.45)	—	(0.74)	0.04	$10.47	-4.69%	$ 85	1.78%	1.20%	2.33%	1.75%	78%
Class C:
June 30, 2020(6)	$11.14	0.05	(2.25)	(2.20)	(0.12)	—	—	(0.12)	—	$ 8.82	-20.24% (5)	$ 37	3.46% (4)	1.95% (4)	0.97% (4)	(0.54)% (4)	81% (5)
December 31, 2019	$ 9.18	0.13	2.16	2.29	(0.33)	—	—	(0.33)	—	$11.14	25.15%	$ 47	3.29%	1.95%	1.25%	(0.09)%	127%
December 31, 2018	$10.25	0.13	(0.92)	(0.79)	(0.18)	—	(0.10)	(0.28)	—	$ 9.18	-7.86%	$ 37	2.78%	1.95%	1.40%	0.57%	107%
December 31, 2017	$10.36	0.11	0.09	0.20	(0.22)	(0.06)	(0.03)	0.31	—	$10.25	1.95%	$ 484	2.97%	1.95%	1.06%	0.04%	102%
December 31, 2016	$10.47	0.08	0.63	0.71	(0.25)	(0.57)	(0.00) (2)	(0.82)	—	$10.36	6.87%	$ 546	2.49%	1.95%	0.71%	0.17%	111%
December 31, 2015	$11.77	0.17	(0.80)	(0.63)	(0.22)	(0.45)	—	(0.67)	—	$10.47	-5.18%	$ 360	2.53%	1.95%	1.58%	1.00%	78%
Class Y:
June 30, 2020(6)	$11.12	0.10	(2.26)	(2.16)	(0.16)	—	—	(0.16)	—	$ 8.80	-19.73% (5)	$ 27	2.46% (4)	0.95% (4)	1.97% (4)	0.46% (4)	81% (5)
December 31, 2019	$ 9.16	0.25	2.15	2.40	(0.44)	—	—	(0.44)	—	$11.12	26.32%	$ 149	2.29%	0.95%	2.34%	1.00%	127%
December 31, 2018	$10.25	0.26	(0.96)	(0.70)	(0.26)	—	(0.13)	(0.39)	—	$ 9.16	-6.98%	$ 118	1.78%	0.95%	2.68%	1.85%	107%
December 31, 2017	$10.34	0.22	0.10	0.32	(0.33)	(0.04)	(0.04)	(0.41)	—	$10.25	3.19%	$ 26	1.97%	0.95%	2.12%	1.10%	102%
December 31, 2016	$10.42	0.19	0.63	0.82	(0.32)	(0.57)	(0.01)	(0.90)	—	$10.34	7.95%	$ 749	1.49%	0.95%	1.81%	1.27%	111%
December 31, 2015	$11.77	0.29	(0.83)	(0.54)	(0.38)	(0.45)	—	(0.83)	0.02	$10.42	-4.30%	$ 284	1.53%	0.95%	2.58%	2.00%	78%
Class I:
June 30, 2020(6)	$11.08	0.09	(2.24)	(2.15)	(0.16)	—	—	(0.16)	—	$ 8.77	-19.80% (5)	$13,755	2.46% (4)	0.95% (4)	1.97% (4)	0.46% (4)	81% (5)
December 31, 2019	$ 9.13	0.26	2.13	2.39	(0.44)	—	—	(0.44)	—	$11.08	26.29%	$15,110	2.29%	0.95%	2.45%	1.11%	127%
December 31, 2018	$10.21	0.23	(0.92)	(0.69)	(0.26)	—	(0.13)	(0.39)	—	$ 9.13	-6.90%	$13,239	1.78%	0.95%	2.34%	1.51%	107%
December 31, 2017	$10.32	0.23	0.07	0.30	(0.29)	(0.08)	(0.04)	(0.41)	—	$10.21	3.00%	$23,878	1.97%	0.95%	2.22%	1.20%	102%
December 31, 2016	$10.41	0.18	0.63	0.81	(0.32)	(0.57)	(0.01)	(0.90)	—	$10.32	7.86%	$45,412	1.49%	0.95%	1.65%	1.11%	111%
December 31, 2015	$11.77	0.29	(0.82)	(0.53)	(0.38)	(0.45)	—	(0.83)	(0.00) (2)	$10.41	-4.38%	$51,792	1.53%	0.95%	2.58%	2.00%	78%

*	Distributions for annual periods determined in accordance with federal income tax regulations.
†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
(1)	Per share amounts presented are based on average shares outstanding throughout the period indicated.
(2)	Rounds to less than $0.005.
(3)	Redemption fees were eliminated effective September 1, 2016.
(4)	Annualized.
(5)	Not annualized.
(6)	For the Six Months Ended June 30, 2020.

See Notes to Financial Statements.
2020 Semi-Annual Report37

Brookfield Real Assets Securities Fund
Financial Highlights

	Per Share Operating Performance:											Ratios to Average Net Assets/Supplementary Data:
	Net asset value, beginning of period	Net investment income(1)	Net realized and change in unrealized gain (loss) on investment transactions	Net increase (decrease) in net asset value resulting from operations	Distributions from net investment income	Distributions from net realized gains	Return of capital distributions	Total distributions paid*	Redemption fees(3)	Net asset value, end of period	Total Investment Return†	Net assets, end of period (000s)	Gross operating expenses	Net expenses, including fee waivers and reimbursement and excluding interest expense	Net investment income	Net investment income, excluding the effect of fee waivers and reimbursement	Portfolio turnover rate
Class A:
June 30, 2020(6)	$9.77	0.07	(1.42)	(1.35)	(0.14)	—	—	(0.14)	—	$8.28	-13.64% (5)	$ 165	1.75% (4)	1.35% (4)	1.59% (4)	1.19% (4)	101% (5)
December 31, 2019	$8.30	0.17	1.66	1.83	(0.28)	—	(0.08)	(0.36)	—	$9.77	22.23%	$ 187	1.72%	1.35%	1.81%	1.44%	99%
December 31, 2018	$9.39	0.19	(0.97)	(0.78)	(0.16)	—	(0.15)	(0.31)	—	$8.30	-8.50%	$ 3	1.68%	1.35%	2.11%	1.78%	83%
December 31, 2017	$8.88	0.17	0.69	0.86	(0.25)	—	(0.10)	(0.35)	—	$9.39	9.74%	$ 3	1.82%	1.35%	1.77%	1.30%	81%
December 31, 2016	$8.28	0.18	0.74	0.92	(0.22)	—	(0.10)	(0.32)	—	$8.88	11.04%	$ 1	1.97%	1.35%	2.02%	1.40%	119%
December 31, 2015	$9.72	0.19	(1.40)	(1.21)	(0.18)	—	(0.05)	(0.23)	—	$8.28	-12.58%	$ 1	2.12%	1.35%	2.07%	1.30%	76%
Class C:
June 30, 2020(6)	$9.78	0.04	(1.41)	(1.37)	(0.11)	—	—	(0.11)	—	$8.30	-13.96% (5)	$ 114	2.5% (4)	2.10% (4)	0.84% (4)	0.44% (4)	101% (5)
December 31, 2019	$8.32	0.09	1.67	1.76	(0.23)	—	(0.07)	(0.30)	—	$9.78	21.29%	$ 183	2.47%	2.10%	0.99%	0.62%	99%
December 31, 2018	$9.41	0.18	(1.00)	(0.82)	(0.14)	—	(0.13)	(0.27)	—	$8.32	-8.90%	$ 29	2.43%	2.10%	2.11%	1.78%	83%
December 31, 2017	$8.89	0.11	0.68	0.79	(0.20)	—	(0.07)	(0.27)	—	$9.41	8.94%	$ 1	2.57%	2.10%	1.18%	0.71%	81%
December 31, 2016	$8.29	0.16	0.71	0.87	(0.18)	—	(0.09)	(0.27)	—	$8.89	10.49%	$ 1	2.72%	2.10%	1.28%	0.66%	119%
December 31, 2015	$9.72	0.12	(1.38)	(1.26)	(0.13)	—	(0.04)	(0.17)	—	$8.29	-13.08%	$ 1	2.87%	2.10%	1.33%	0.56%	76%
Class Y:
June 30, 2020(6)	$9.65	0.08	(1.41)	(1.33)	(0.15)	—	—	(0.15)	—	$8.17	-13.61% (5)	$ 5,374	1.50% (4)	1.10% (4)	1.84% (4)	1.44% (4)	101% (5)
December 31, 2019	$8.19	0.19	1.65	1.84	(0.29)	—	(0.09)	(0.38)	—	$9.65	22.63%	$ 5,553	1.47%	1.10%	2.09%	1.72%	99%
December 31, 2018	$9.30	0.19	(0.95)	(0.76)	(0.18)	—	(0.17)	(0.35)	—	$8.19	-8.31%	$ 7,409	1.43%	1.10%	2.12%	1.79%	83%
December 31, 2017	$8.83	0.20	0.64	0.84	(0.26)	—	(0.11)	(0.37)	—	$9.30	9.64%	$12,262	1.57%	1.10%	2.11%	1.64%	81%
December 31, 2016	$8.27	0.20	0.72	0.92	(0.25)	—	(0.11)	(0.36)	—	$8.83	11.14%	$ 4,675	1.72%	1.10%	2.30%	1.68%	119%
December 31, 2015	$9.72	0.24	(1.42)	(1.18)	(0.18)	—	(0.09)	(0.27)	—	$8.27	-12.32%	$ 2,058	1.87%	1.10%	2.58%	1.81%	76%
Class I:
June 30, 2020(6)	$9.63	0.08	(1.40)	(1.32)	(0.15)	—	—	(0.15)	—	$8.16	-13.54% (5)	$37,349	1.50% (4)	1.10% (4)	1.84% (4)	1.44% (5)	101% (5)
December 31, 2019	$8.18	0.19	1.64	1.83	(0.29)	—	(0.09)	(0.38)	—	$9.63	22.53%	$77,622	1.47%	1.10%	2.07%	1.70%	99%
December 31, 2018	$9.29	0.19	(0.95)	(0.76)	(0.17)	—	(0.18)	(0.35)	—	$8.18	-8.32%	$51,139	1.43%	1.10%	2.13%	1.80%	83%
December 31, 2017	$8.82	0.20	0.64	0.84	(0.26)	—	(0.11)	(0.37)	—	$9.29	9.65%	$65,283	1.57%	1.10%	2.15%	1.67%	81%
December 31, 2016	$8.26	0.20	0.72	0.92	(0.25)	—	(0.11)	(0.36)	—	$8.82	11.15%	$55,882	1.72%	1.10%	2.30%	1.68%	119%
December 31, 2015	$9.71	0.22	(1.40)	(1.18)	(0.20)	—	(0.07)	(0.27)	—	$8.26	-12.33%	$50,405	1.87%	1.10%	2.41%	1.64%	76%

*	Distributions for annual periods determined in accordance with federal income tax regulations.
†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
(1)	Per share amounts presented are based on average shares outstanding throughout the period indicated.
(2)	Rounds to less than $0.005.
(3)	Redemption fees were eliminated effective September 1, 2016.
(4)	Annualized.
(5)	Not annualized.
(6)	For the Six Months Ended June 30, 2020.

See Notes to Financial Statements.
38Brookfield Public Securities Group LLC

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited)
June 30, 2020

1.Organization
Brookfield Investment Funds (the “Trust”) is an open-end management investment company organized as a statutory trust under the laws of the State of Delaware on May 12, 2011. The Trust consists of seven separate investment series, four of which are included in this report; Brookfield Global Listed Infrastructure Fund (the “Infrastructure Fund”), Brookfield Global Listed Real Estate Fund (the “Global Real Estate Fund”), Brookfield U.S. Listed Real Estate Fund (the “U.S. Real Estate Fund”) and Brookfield Real Assets Securities Fund (the “Real Assets Securities Fund”). The Infrastructure Fund, Global Real Estate Fund and Real Assets Securities Fund are classified as “diversified” investment companies, and the U.S. Real Estate Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended.
Each Fund currently has four classes of shares: Class A, Class C, Class Y and Class I shares. Each class represents an interest in the same portfolio of assets and has identical voting, dividend, liquidation and other rights except that: (i) Class A shares have a maximum front end sales charge of 4.75% and Class C shares have a maximum deferred sales charge of 1.00%; (ii) Class A shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The assets belonging to a particular Fund belong to that Fund for all purposes, and to no other Fund, subject only to the rights of creditors of that Fund.
Brookfield Public Securities Group LLC (the “Adviser”), a wholly-owned subsidiary of Brookfield Asset Management Inc., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as investment adviser to the Funds.
The investment objective of each Fund is to seek total return through growth of capital and current income. Each Fund's investment objective is not fundamental and may be changed by the Trust's Board of Trustees (the “Board”) without shareholder approval, upon not less than 60 days prior written notice to shareholders. There can be no assurance that each Fund will achieve its investment objective.
2.Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08 and follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.
Valuation of Investments: The Board has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.
2020 Semi-Annual Report39

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2020

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.
Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.
Securities for which market prices are not readily available cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser's Valuation Committee uses in determining fair value.
The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.
A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
40Brookfield Public Securities Group LLC

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2020

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 -	quoted prices in active markets for identical assets or liabilities
Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2020:
Infrastructure Fund
The following table summarizes the Infrastructure Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2020:
Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 9,619,746	$ —	$ 9,619,746
Brazil	3,042,703	—	—	3,042,703
Canada	15,753,617	—	—	15,753,617
China	—	3,806,108	—	3,806,108
Denmark	1,638,700	—	—	1,638,700
France	—	7,665,836	—	7,665,836
Germany	—	2,573,008	—	2,573,008
Hong Kong	—	6,864,585	—	6,864,585
Italy	—	8,729,510	—	8,729,510
Japan	—	6,675,598	—	6,675,598
Mexico	7,187,194	—	—	7,187,194
New Zealand	—	3,866,179	—	3,866,179
Spain	—	7,130,431	—	7,130,431
United Kingdom	—	9,034,284	—	9,034,284
United States	105,757,559	—	—	105,757,559
Total Common Stocks	133,379,773	65,965,285	—	199,345,058
Total	$ 133,379,773	$ 65,965,285	$ —	$ 199,345,058
For further information regarding security characteristics, see the Schedule of Investments.
2020 Semi-Annual Report41

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2020

Global Real Estate Fund
The following table summarizes the Global Real Estate Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2020:
Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 27,926,077	$ —	$ 27,926,077
Canada	22,225,522	—	—	22,225,522
France	—	15,713,014	—	15,713,014
Germany	—	40,583,892	—	40,583,892
Hong Kong	—	48,721,419	—	48,721,419
Japan	—	70,974,732	—	70,974,732
Singapore	—	25,606,182	—	25,606,182
Spain	—	6,344,911	—	6,344,911
Sweden	—	9,902,389	—	9,902,389
United Kingdom	—	35,511,180	—	35,511,180
United States	371,439,749	—	—	371,439,749
Total Common Stocks	393,665,271	281,283,796	—	674,949,067
Total	$ 393,665,271	$ 281,283,796	$ —	$ 674,949,067
For further information regarding security characteristics, see the Schedule of Investments.
U.S. Real Estate Fund
The following table summarizes the U.S. Real Estate Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2020:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 13,624,986	$ —	$ —	$ 13,624,986
Total Investments	$ 13,624,986	$ —	$ —	$ 13,624,986
For further information regarding security characteristics, see the Schedule of Investments.
42Brookfield Public Securities Group LLC

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2020

Real Assets Securities Fund
The following table summarizes the Real Assets Securities Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2020:
Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 1,439,298	$ —	$ 1,439,298
Brazil	252,930	—	—	252,930
Canada	2,022,485	—	—	2,022,485
China	—	403,163	—	403,163
Denmark	126,942	—	—	126,942
France	—	1,004,638	—	1,004,638
Germany	—	1,097,166	—	1,097,166
Hong Kong	—	1,751,125	—	1,751,125
Italy	—	785,278	—	785,278
Japan	—	2,235,471	—	2,235,471
Mexico	603,579	—	—	603,579
New Zealand	—	334,266	—	334,266
Singapore	—	540,549	—	540,549
Spain	—	760,507	—	760,507
Sweden	—	225,465	—	225,465
United Kingdom	—	1,574,788	—	1,574,788
United States	19,159,062	—	—	19,159,062
Total Common Stocks	22,164,998	12,151,714	—	34,316,712
Convertible Preferred Stocks:
United States	82,872	—	—	82,872
Real Asset Debt:
Canada	—	384,129	—	384,129
United States	—	7,155,731	—	7,155,731
Total Real Asset Debt	—	7,539,860	—	7,539,860
Preferred Stocks:
United States	707,556	—	—	707,556
Total	$ 22,955,426	$ 19,691,574	$ —	$ 42,647,000
For further information regarding security characteristics, see the Schedule of Investments.
2020 Semi-Annual Report43

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2020

Investment Transactions and Investment Income: Securities transactions are recorded on trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized on a daily basis using the effective yield to maturity and yield to next methods, respectively and might be adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date. Net realized gain (loss) on the Statements of Operations may also include realized gain distributions received from real estate investment trusts (“REITs”). Distributions of net realized gains are recorded on the REIT's ex-dividend date. Distributions from REITs are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. A distribution received from investments in master limited partnerships generally are comprised of return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each master limited partnership (“MLP”) and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Master Limited Partnerships: A MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.
The Infrastructure Fund and Real Assets Securities Fund invest in MLPs, which generally are treated as partnerships for federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation or other form of taxable entity and there could be a material decrease in the value of its securities. Additionally, if tax law changes to eliminate or reduce tax deductions such as depletion, depreciation and amortization expense deductions that MLPs have been able to use to offset a significant portion of their taxable income, it could significantly reduce the value of the MLPs held by the Funds and could cause a greater portion of the income and gain allocated to the Funds to be subject to U.S. federal, state and local corporate income taxes, which would reduce the amounts the Funds' can distribute to shareholders and could increase the percentage of Funds distributions treated as dividends instead of tax-deferred return of capital.
Depreciation or other cost recovery deductions passed through to the Funds from investments in MLPs in a given year will generally reduce the Funds’ taxable income (and earnings and profits), but those deductions may be recaptured in the Funds’ taxable income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when a Fund disposes of its interests in the MLPs. When deductions are recaptured, distributions to the Funds’ shareholders may be taxable.
Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices.
Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.
Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses that are attributable to more than one Fund in the Trust and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Funds, based upon relative average net
44Brookfield Public Securities Group LLC

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2020

assets, evenly or a combination of average net assets and evenly. Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for distribution fees, which are unique to each class of shares.
Distributions: Each Fund declares and pays dividends quarterly from net investment income. To the extent these distributions exceed net investment income, they may be classified as return of capital. Each Fund also pays distributions at least annually from their realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution is provided after a payment is made from any source other than net investment income. This notice is available on the Adviser's website at https://publicsecurities.brookfield.com/en. Any such notice is provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Funds’ distributions for each calendar year is reported on IRS Form 1099-DIV.
Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with federal income tax regulations and may differ from net investment income and realized gains recorded by each Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.
New Accounting Pronouncements: In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this provision.
Other Matters: The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. On March 11, 2020, the World Health Organization announced that it had made the assessment that COVID-19 can be characterized as a pandemic. COVID-19 and concern about its spread has resulted in severe disruptions to global financial markets, border closings, restrictions on travel and gatherings of any measurable amount of people, “shelter in place” orders (or the equivalent) for states, cities, metropolitan areas and countries, expedited and enhanced health screenings, quarantines, cancellations, business and school closings, disruptions to employment and supply chains, reduced productivity, severely impacted customer and client activity in virtually all markets and sectors, and a virtual cessation of normal economic activity. These events have contributed to severe market volatility, which may result in reduced liquidity, heightened volatility and negatively impact Funds' performance and the value of your investment in the Funds.
3.Investment Advisory Agreements and Related Party Transactions
The Adviser currently serves as the investment adviser to each Fund pursuant to separate investment advisory agreements (the “Advisory Agreements”) under which the Adviser is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
2020 Semi-Annual Report45

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2020

The Advisory Agreements provide that each Fund shall pay the Adviser a monthly fee at the annual rates stated below of each Fund’s average daily net assets:
Annual Cap on expenses	Annual Advisory Fee Rate	Annual Expense Cap
Infrastructure Fund
Class A	0.85%	1.35%
Class C	0.85%	2.10%
Class Y	0.85%	1.10%
Class I	0.85%	1.10%
Global Real Estate Fund
Class A	0.75%	1.20%
Class C	0.75%	1.95%
Class Y	0.75%	0.95%
Class I	0.75%	0.95%
U.S. Real Estate Fund
Class A	0.75%	1.20%
Class C	0.75%	1.95%
Class Y	0.75%	0.95%
Class I	0.75%	0.95%
Real Assets Securities Fund
Class A	0.85%	1.35%
Class C	0.85%	2.10%
Class Y	0.85%	1.10%
Class I	0.85%	1.10%
Pursuant to operating expense limitation agreements (the “Expense Limitation Agreements”), the Adviser has contractually agreed to waive all or a portion of its investment advisory or administration fees, as presented above, and/or to reimburse certain expenses of each Fund to the extent necessary to maintain each Fund’s total annual operating expenses (excluding any front-end or contingent deferred charges, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of a Fund’s business) at certain levels. The Expense Limitation Agreements will continue until at least May 1, 2021 and may not be terminated by the Funds or the Adviser before such time. Thereafter, the Expense Limitation Agreements may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. Pursuant to the Expense Limitation Agreements, any waivers and/or reimbursements made by the Adviser are subject to recoupment from a Fund for a period not to exceed three years after the occurrence of the waiver and/or reimbursement, provided that a Fund is able to effect such payment to the Adviser and remain in compliance with the expense cap in effect at the time the waivers and/or reimbursements occurred.
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BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2020

The amount of investment advisory fees waived and/or expenses reimbursed available to be recouped before expiration are listed in the table below:
Expiration Period	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund	Real Assets Securities Fund
December 31 2020	$260,698	$ 486,538	$186,081	$193,159
December 31 2021	210,393	394,958	211,872	255,561
December 31 2022	159,071	433,994	176,861	252,849
December 31 2023	88,746	305,436	107,402	149,249
Total amount subject to recoupment	$718,908	$1,620,926	$682,216	$850,818
For the six months ended June 30, 2020, the Adviser did not recoup any expenses.
Each Fund has entered into separate Administration Agreements with the Adviser and the Adviser has entered into a sub-administration agreement with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Sub-Administrator”). The Adviser and the Sub-Administrator perform administrative services necessary for the operation of the Funds, including maintaining certain books and records of the Funds and preparing reports and other documents required by federal, state and other applicable laws and regulations, and providing the Funds with administrative office facilities. For its services under the Administration Agreements, the Adviser receives from each Fund, respectively, an annual fee equal to 0.15% of its average daily net assets, payable monthly in arrears. The Adviser is responsible for any fees due to the Sub-Administrator.
Certain officers and/or trustees of the Trust are officers and/or employees of the Adviser.
4.Purchases and Sales of Investments
Purchases and sales of investments, excluding U.S. Government securities, for the six months ended June 30, 2020 were as follows:
Fund	Purchases	Sales
Infrastructure Fund	$217,950,625	$205,848,728
Global Real Estate Fund	571,864,590	776,697,762
U.S. Real Estate Fund	13,517,549	11,467,375
Real Assets Securities Fund	69,359,354	95,019,075
During the six months ended June 30, 2020, there were no transactions in U.S. Government securities.
5.Shares of Beneficial Interest
The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of full and fractional shares of beneficial interest. With respect to each series, the Trust may offer more than one class of shares. The Trust reserves the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, each series offers four classes of shares of beneficial interest — “Class A” Shares, “Class C” Shares, “Class Y” Shares, and “Class I” Shares.
The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.
2020 Semi-Annual Report47

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2020

	Infrastructure Fund
	2020 [1]		2019 [2]
Class A	Shares	Amount	Shares	Amount
Subscriptions	65,424	$ 796,847	193,731	$ 2,544,911
Reinvestment of distributions	8,819	94,863	16,300	216,787
Redemptions	(106,236)	(1,359,821)	(227,986)	(2,956,292)
Net Decrease	(31,993)	$ (468,111)	(17,955)	$ (194,594)
Class C	Shares	Amount	Shares	Amount
Subscriptions	91,186	$ 1,098,865	197,364	$ 2,554,859
Reinvestment of distributions	6,740	71,212	13,250	173,915
Redemptions	(186,258)	(2,322,258)	(400,605)	(4,928,783)
Net Decrease	(88,332)	$ (1,152,181)	(189,991)	$ (2,200,009)
Class Y	Shares	Amount	Shares	Amount
Subscriptions	2,128,681	$ 25,434,512	1,701,356	$ 22,349,290
Reinvestment of distributions	112,430	1,211,066	168,863	2,251,346
Redemptions	(1,268,832)	(14,634,352)	(1,830,652)	(23,285,922)
Net Increase	972,279	$ 12,011,226	39,567	$ 1,314,714
Class I	Shares	Amount	Shares	Amount
Subscriptions	648,744	$ 8,508,013	625,833	$ 8,426,427
Reinvestment of distributions	197,620	2,126,270	366,458	4,883,077
Redemptions	(667,682)	(8,184,156)	(1,249,482)	(16,410,032)
Net Increase (Decrease)	178,682	$ 2,450,127	(257,191)	$ (3,100,528)

	Global Real Estate Fund
	2020 [1]		2019 [2]
Class A	Shares	Amount	Shares	Amount
Subscriptions	313,536	$ 3,394,273	726,204	$ 9,700,981
Reinvestment of distributions	15,702	150,132	21,821	292,254
Redemptions	(242,715)	(2,596,340)	(380,578)	(4,896,393)
Net Increase	86,523	$ 948,065	367,447	$ 5,096,842
Class C	Shares	Amount	Shares	Amount
Subscriptions	142,277	$ 1,667,653	545,854	$ 7,316,330
Reinvestment of distributions	8,171	76,804	18,762	249,824
Redemptions	(351,539)	(4,237,588)	(411,530)	(5,343,635)
Net Increase (Decrease)	(201,091)	$ (2,493,131)	153,086	$ 2,222,519
Class Y	Shares	Amount	Shares	Amount
Subscriptions	5,174,906	$ 55,512,472	19,478,954	$ 258,009,249
Reinvestment of distributions	637,336	5,958,894	2,655,922	35,796,954
Redemptions	(20,857,040)	(213,563,790)	(71,930,868)	(955,915,875)
Net Decrease	(15,044,798)	$(152,092,424)	(49,795,992)	$(662,109,672)
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BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2020

	Global Real Estate Fund
	2020 [1]		2019 [2]
Class I	Shares	Amount	Shares	Amount
Subscriptions	2,246,749	$ 23,515,269	3,654,722	$ 48,405,034
Reinvestment of distributions	437,084	4,112,240	1,230,688	16,528,194
Redemptions	(6,568,127)	(79,652,650)	(7,225,587)	(96,165,989)
Net Decrease	(3,884,294)	$(52,025,141)	(2,340,177)	$(31,232,761)

	U.S. Real Estate Fund
	2020 [1]		2019 [2]
Class A	Shares	Amount	Shares	Amount
Subscriptions	3,337	$ 28,489	7,644	$ 85,312
Reinvestment of distributions	84	709	78	847
Redemptions	(1,654)	(17,286)	(9,315)	(101,392)
Net Increase (Decrease)	1,767	$ 11,912	(1,593)	$ (15,233)
Class C	Shares	Amount	Shares	Amount
Subscriptions	—	$ —	141	$ 1,500
Reinvestment of distributions	61	491	123	1,354
Redemptions	(47)	(380)	(98)	(1,071)
Net Increase	14	$ 111	166	$ 1,783
Class Y	Shares	Amount	Shares	Amount
Subscriptions	175	$ 2,000	—	$ —
Reinvestment of distributions	164	1,195	521	5,707
Redemptions	(10,700)	(81,749)	(3)	(38)
Net Increase (Decrease)	(10,361)	$ (78,554)	518	$ 5,669
Class I	Shares	Amount	Shares	Amount
Subscriptions	199,231	$2,060,000	572,726	$ 6,095,000
Reinvestment of distributions	5,602	44,739	16,668	179,145
Redemptions	—	—	(675,676)	(7,000,000)
Net Increase (Decrease)	204,833	$2,104,739	(86,282)	$ (725,855)

	Real Assets Securities Fund
	2020 [1]		2019 [2]
Class A	Shares	Amount	Shares	Amount
Subscriptions	21,713	$ 193,000	20,190	$ 195,041
Reinvestment of distributions	274	2,187	378	3,656
Redemptions	(21,218)	(198,942)	(1,746)	(16,571)
Net Increase (Decrease)	769	$ (3,755)	18,822	$ 182,126
2020 Semi-Annual Report49

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2020

	Real Assets Securities Fund
	2020 [1]		2019 [2]
Class C	Shares	Amount	Shares	Amount
Subscriptions	1,529	$ 15,000	15,065	$ 145,493
Reinvestment of distributions	188	1,464	231	2,234
Redemptions	(6,661)	(58,415)	(59)	(570)
Net Increase (Decrease)	(4,944)	$ (41,951)	15,237	$ 147,157
Class Y	Shares	Amount	Shares	Amount
Subscriptions	327,332	$ 3,160,307	82,449	$ 777,574
Reinvestment of distributions	15,267	113,907	27,200	257,651
Redemptions	(260,867)	(2,054,717)	(438,461)	(4,092,527)
Net Increase (Decrease)	81,732	$ 1,219,497	(328,812)	$ (3,057,302)
Class I	Shares	Amount	Shares	Amount
Subscriptions	—	$ —	1,551,188	$15,000,000
Reinvestment of distributions	155,334	1,170,649	256,739	2,432,455
Redemptions	(3,638,032)	(29,653,572)	—	—
Net Increase (Decrease)	(3,482,698)	$(28,482,923)	1,807,927	$17,432,455

1 For the Six Months Ended June 30, 2020 (Unaudited).
2 For the Year Ended December 31, 2019.
6.Credit Facility
U.S. Bank, N.A. (the “Bank”) has made available to the Trust, a credit facility, pursuant to a separate Loan and Security Agreement, for temporary or extraordinary purposes. The maximum line of credit as of June 30, 2020 for the Trust is $75,000,000. For the six months ended June 30, 2020, the average interest rate on the outstanding principal amount for the Infrastructure Fund, Global Real Estate Fund, U.S. Real Estate Fund and Real Assets Securities Fund was 3.00%, 3.65%, 3.00% and 3.00%, respectively. Advances are not collateralized by a first lien against a Fund’s assets.
During the six months ended June 30, 2020, the Infrastructure Fund, Global Real Estate Fund, U.S. Real Estate Fund and Real Assets Securities Fund utilized the credit facility for 7 days, 40 days, 5 days and 8 days, respectively, and had an outstanding average daily loan balance of $662,571, $6,169,150, $27,800 and $723,000, respectively. The maximum amount outstanding during the year was $1,725,000, $18,669,000, $114,000 and $1,232,000, respectively, and the interest expense amounted to $387, $24,992, $12 and $482, respectively. At June 30, 2020, the Funds did not have an amount outstanding on the credit facility.
7.Federal Income Tax Information
Each Fund intends to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required. Each Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.
GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a
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BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2020

tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in a deferred tax liability; or a combination thereof. As of December 31, 2019, each Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.
The Funds have reviewed the taxable years open for examination (i.e. not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of December 31, 2019, open taxable periods consisted of the taxable years ended December 31, 2016 through December 31, 2019. No examination of the Funds’ tax returns is currently in progress.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
The federal income tax information referenced below is as of the Funds' most recently completed tax year-end of December 31, 2019.
The tax character of distributions paid for the year ended December 31, 2019 were as follows:
	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund	Real Assets Securities Fund
Ordinary income (including short-term capital gains)	$4,879,953	$67,834,144	$562,847	$2,179,634
Long-term capital gains	—	2,678,415	—	—
Return of capital	3,462,332	—	—	647,698
Total distributions	$8,342,285	$70,512,559	$562,847	$2,827,332
At December 31, 2019, the Funds' most recently completed tax year-end, the components of net assets (excluding paid-in capital) on a tax basis were as follows:
	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund	Real Assets Securities Fund
Post-October loss	$ (5,341)	$ —	$ —	$ —
Undistributed ordinary income	—	—	14,670	—
Undistributed capital gains	—	1,812,837	152,902	—
Capital loss carryforward(1)	(14,297,305)	—	—	(5,357,547)
Other accumulated gains (losses)	(6,093,579)	7,244	(846)	(363,077)
Tax basis unrealized appreciation on investments and foreign currency	41,615,159	89,599,710	1,393,183	6,902,388
Total tax basis net accumulated gains	$ 21,218,934	$91,419,791	$1,559,909	$ 1,181,764

(1) To the extent that future capital gains are offset by capital loss carryforwards, such gains will not be distributed.
As of December 31, 2019, the Infrastructure Fund's capital loss carryforwards were $14,297,305, which can be used to offset future realized short-term capital gains and the Real Assets Securities Fund's capital loss carryforwards were $3,838,253, which can be used to offset future realized short-term capital gains and $1,519,294, which can be used to offset future realized long-term capital gains. The capital loss carryforwards will not expire.
2020 Semi-Annual Report51

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2020

Federal Income Tax Basis: The federal income tax basis of each Fund's investments, not including foreign currency translation, at December 31, 2019 was as follows:
Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Infrastructure Fund	$ 178,821,327	$ 47,749,445	$ (6,134,286)	$41,615,159
Global Real Estate Fund	1,050,325,858	113,869,946	(24,270,236)	89,599,710
U.S. Real Estate Fund	13,738,619	1,711,966	(318,783)	1,393,183
Real Assets Securities Fund	74,149,789	9,095,403	(2,193,015)	6,902,388
Capital Account Reclassifications: Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for wash sales, partnership income/expense and return of capital. Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to paid-in-capital or to undistributed capital gains. These reclassifications have no effect on net assets or NAV per share.
8.Indemnification
Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Funds. Thus an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.
9.Subsequent Events
GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of their financial effect, or a statement that such an estimate cannot be made.
On Friday, July 31, 2020, the liquidation of Brookfield U.S. Listed Real Estate Fund (the “Fund”) was completed (the “Liquidation Date”). As background, on June 5, 2020, it was announced that the Board of Trustees of the Trust, on behalf of the Fund, approved a proposal to close the Fund to new and subsequent investments and thereafter to liquidate the Fund (the “Liquidation”). On the Liquidation Date, all of the assets of the Fund were completely liquidated, and the shares of any shareholders holding shares on the Liquidation Date were redeemed at the net asset value per share as of July 30, 2020.
Management has evaluated subsequent events in the preparation of the Funds' financial statements and has determined that herein, there are no additional events that require recognition or disclosure in the financial statements.
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BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Investment Advisory Agreements (Unaudited)
June 30, 2020

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Brookfield Investment Funds (the “Trust”), including the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), of the Trust, considered and approved the continuation of the Investment Advisory Agreements (the “Advisory Agreements”) between the Trust, on behalf of its series, Brookfield Global Listed Real Estate Fund, Brookfield U.S. Listed Real Estate Fund,1 Brookfield Global Listed Infrastructure Fund, and Brookfield Real Assets Securities Fund (each, a “Fund,” and together, the “Funds”) and Brookfield Public Securities Group LLC (the “Adviser” or “Brookfield”), each for a successive one-year period at a telephonic2 meeting held on May 21, 2020 (the “Meeting”).
In accordance with Section 15(c) of the 1940 Act, the Board requested, and Brookfield provided, materials relating to the Board’s consideration of whether to approve the continuation of the Advisory Agreements. These materials included, among other things: (a) a summary of the services provided to the Funds by Brookfield; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data, on fees and expenses of the Funds, and the investment performance of the Funds as compared with a peer group and/or peer universe of funds, as applicable, including supplemental data independently prepared by Brookfield; (c) information on the profitability of Brookfield; (d) information relating to economies of scale; (e) information about Brookfield’s general compliance policies and procedures and the services that it provides; (f) information on Brookfield’s risk management processes; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of Brookfield that are involved in the investment management, administration, compliance and risk management activities with respect to the Funds, as well as current and projected staffing levels and compensation practices.
In determining whether to approve the continuation of the Advisory Agreements, the Board, including the Independent Trustees, considered at the Meeting, and from time to time, as appropriate, factors that it deemed relevant. The following discusses the primary factors relevant to the Board’s decision.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED BY THE ADVISER. The Board, including the Independent Trustees, considered the nature, extent and quality of services provided by Brookfield. The Board noted that such services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that Brookfield provides office space, bookkeeping, accounting, legal and compliance services, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or Trustees of the Funds without compensation. The Board also noted that Brookfield is also responsible for the coordination and oversight of the Funds’ third-party service providers. In addition to the quality of the advisory services provided by Brookfield, the Board considered the quality of the administrative and other services provided by Brookfield to the Funds pursuant to the Advisory Agreements.
In connection with the services provided by Brookfield, the Board analyzed the structure and duties of Brookfield’s fund administration and accounting, operations and its legal and compliance departments to determine whether they are adequate to meet the needs of the Funds. The Board also considered the personnel responsible for providing advisory services to the Funds and other key personnel of Brookfield, in addition to the current and projected staffing levels and compensation practices. The Board concluded, based on the Trustees’ experience and interaction with Brookfield, that: (i) Brookfield would continue to be able to retain high quality personnel; (ii) Brookfield has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreements; (iii) Brookfield has been responsive to requests of the Board; and (iv) Brookfield has kept the Board apprised of developments relating to the Funds and the industry in general.
The Board’s conclusion was based, in part, upon the following: (i) a comprehensive description of the investment advisory and other services provided to the Funds; (ii) a list of personnel who furnish such services and a description of their duties and qualifications; (iii) performance data with respect to the Funds, including comparable investment companies and accounts managed by Brookfield; (iv) standardized industry performance data with respect to comparable investment companies and the performance of appropriate recognized indices; (v) recent financial statements of Brookfield; (vi) Brookfield’s culture of compliance and its commitment to compliance generally, as well as its risk management processes and attention to regulatory matters; and (vii) Brookfield’s reputation and its experience serving as an investment adviser and the experience of the teams of portfolio managers that manage the Funds, as well as its experience serving as an investment adviser to other investment funds and institutional clients. The Board also reviewed Brookfield’s compliance and regulatory history
2020 Semi-Annual Report53

BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Investment Advisory Agreements (Unaudited) (continued)
June 30, 2020

and noted that there were no material regulatory or compliance issues that would potentially impact Brookfield from effectively serving as the investment adviser to the Funds. The Board concluded that the nature, extent and quality of the overall services provided under the Advisory Agreements were reasonable and appropriate in relation to the management fees and that the quality of services continues to be high.
THE PERFORMANCE OF THE FUNDS AND THE ADVISER. The Board, including the Independent Trustees, also considered the investment performance of the Adviser. The Board noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the investment performance of the Funds in view of its importance to shareholders. In connection with this review, the Board received information regarding the investment performance of the Funds as compared to a group of funds with investment classifications and/or objectives comparable to those of the Funds and to an appropriate index or combination of indices identified by Broadridge (“Peer Universe”), as well as a focused peer group identified by Brookfield (“Peer Group”). In addition, the Board considered supplemental performance information that provided strategy level performance returns over longer periods as compared to each Fund’s performance information since inception. The Board was provided with a description of the methodology used by Broadridge to select the funds included in the Peer Universe. At the Meeting, management discussed the methodology used by Brookfield to select the funds included in the Peer Group. The performance information was presented for the periods ended March 31, 2020.
Brookfield Global Listed Real Estate Fund. The Board noted that the Fund’s performance was below the median of its Peer Universe for the one-, two-, three-, four- and five-year periods (in the fifth quintile for all periods). The Fund underperformed its Broadridge Index for all periods. The Board also noted that the Fund’s performance was below the median of its Peer Group for the quarter ended March 31, 2020 and for the one-, two-, three- and five-year periods and since inception. The Board further noted that the Fund outperformed its index for the quarter ended March 31, 2020, and underperformed its index for the one-, two-, three- and five-year periods and since inception. The Board noted management’s discussion of the Fund’s performance, including management’s continued monitoring and review of the Fund, and concluded that the Fund’s performance was being addressed.
Brookfield U.S. Listed Real Estate Fund. The Board noted that the Fund’s performance was below the median of its Peer Universe for the one-, two-, three-, four- and five-year periods (in the fourth quintile for the one-, two- and four year periods and in the fifth quintile for the three- and five-year periods). The Board also noted that the Fund underperformed its Broadridge Index for all periods. The Board further noted that the Fund’s performance was below the median of its Peer Group for the quarter ended March 31, 2020 and the one-, two-, three- and five-year periods and since inception. The Board then noted that the Fund’s performance was equal to its index’s performance for the quarter ended March 31, 2020 and for the one-year period, and the Fund underperformed its index for the two-, three- and five-year periods and since inception. The Board noted management’s discussion of the Fund’s performance, including management’s continued monitoring and review of the Fund, and concluded that the Fund’s performance was being addressed.
Brookfield Global Listed Infrastructure Fund. The Board noted that the Fund’s performance was below the median of its Peer Universe for the one-, two-, three-, four- and five-year periods (in the third quintile for the two-year period, in the fourth quintile for the one-, three- and four year periods and in the fifth quintile for the five-year period). The Board also noted that the Fund underperformed its Broadridge Index for all periods. The Board further noted that the Fund’s performance was below the median of its Peer Group for the quarter ended March 31, 2020 and the one-, two-, three- and five-year periods and since inception. The Board then noted that the Fund outperformed its index for the quarter ended March 31, 2020, and underperformed its index for the one-, two-, three- and five-year periods and since inception. The Board noted management’s discussion of the Fund’s performance, including management’s continued monitoring and review of the Fund, and concluded that the Fund’s performance was being addressed.
Brookfield Real Assets Securities Fund. The Board noted that the Fund’s performance was below the median of its Peer Universe for the one-year period (in the third quintile) and above the median for the two-, three-, four- and five-year periods. The Board also noted that the Fund outperformed its Broadridge Index for the one-, two-, three-, four- and five-year periods. The Board further noted that the Fund’s performance was below the median of its Peer Group for the quarter ended March 31, 2020 and the one-, two-, three- and five-year periods and since inception. The Board then noted that Fund outperformed its index for the quarter ended March 31, 2020 and underperformed its index for the one-, two-, three- and five-year periods and since inception. The Board noted
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BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Investment Advisory Agreements (Unaudited) (continued)
June 30, 2020

management’s discussion of the Fund’s performance, including management’s continued monitoring and review of the Fund, and concluded that the Fund’s performance was being addressed.
THE COST OF THE ADVISORY SERVICES, AND THE PROFITABILITY TO THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board also received information regarding the management fees to be paid by the Funds to Brookfield pursuant to the Advisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by Brookfield or its affiliates in connection with providing such services to the Funds.
To assist in analyzing the reasonableness of the management fees for the Funds, the Board received reports independently prepared by Broadridge. The reports showed comparative fee and expense information for each Fund’s expense group (“Expense Group”) and expense universe (“Expense Universe”), including rankings within each category, as determined by Broadridge. Brookfield identified the funds eligible for inclusion in the Expense Group. In considering the reasonableness of the management fees to be paid by the Funds to Brookfield, the Board was presented with a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering each Fund’s total operating expenses, the Board also considered the level of fee waivers and expense reimbursements, as applicable, and the net expense caps contractually agreed upon by Brookfield with respect to certain Funds. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Expense Group and Expense Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether Brookfield was providing services at a cost that was competitive with other, similar funds. The Funds’ fee and expense rankings are discussed below relative to the median of the applicable expense grouping. A Fund with fees and expenses that were below the median had fees and expenses that were less than the median fees and expenses of its peer group, while a Fund with fees and expenses that were above the median had fees and expenses that were higher than the median fees and expenses of its peer group. For those Funds whose fees or expenses were higher than the median, the specific quintile rankings are also noted below with respect to the relevant above-median fee or expense categories (unless quintile rankings were not provided by Broadridge, in which case fund rankings are provided). For purposes of the quintile rankings, higher fees and expenses result in a higher quintile ranking, with the first quintile corresponding to low fees and expenses and the fifth quintile corresponding to high fees and expenses. Similarly, the fund with the lowest expenses is ranked first and the fund with the highest expenses is ranked last within the applicable expense grouping.
Brookfield Global Listed Real Estate Fund. The Board considered that the Fund’s actual management fees were above the median of its Expense Group (ranked 10/11) and Expense Universe (ranked 59/70). The Board also considered that the Fund’s actual total expenses were above the median of its Expense Group (ranked 7/11) and below the median of its Expense Universe (ranked 28/70). The Board noted management’s discussion regarding the Fund’s expenses.
Brookfield U.S. Listed Real Estate Fund. The Board considered that the Fund’s actual management fees were below the median of its Expense Group (ranked 1/15) and Expense Universe (ranked 1/196). The Board also considered that the Fund’s actual total expenses were above the median of its Expense Group (ranked 12/15) and equal to the median of its Expense Universe (ranked 97/196). The Board noted that the expense comparisons provided by Broadridge do not reflect the contractual fee waiver and/or expense reimbursement arrangement entered into with Brookfield. The Board noted management’s discussion regarding the Fund’s expenses.
Brookfield Global Listed Infrastructure Fund. The Board considered that the Fund’s actual management fees were above the median of its Expense Group (ranked 8/11) and Expense Universe (ranked 40/46). The Board also considered that the Fund’s actual total expenses were above the median of its Expense Group (ranked 8/11) and Expense Universe (ranked 32/46). The Board noted management’s discussion regarding the Fund’s expenses.
Brookfield Real Assets Securities Fund. The Board considered that the Fund’s actual management fees were above the median of its Expense Group (ranked 5/8) and Expense Universe (ranked 157/312). The Board also considered that the Fund’s actual total expenses were above the median of its Expense Group (ranked 8/8) and Expense Universe (ranked 228/312). The Board noted management’s discussion regarding the Fund’s expenses.
2020 Semi-Annual Report55

BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Investment Advisory Agreements (Unaudited) (continued)
June 30, 2020

The Board was also asked to consider the management fees received by Brookfield with respect to other funds and accounts with similar investment strategies to the Funds, which include institutional and separately managed accounts. In comparing these fees, the Board considered certain differences between these accounts and the Funds, as applicable, including the broader and more extensive scope of services provided to the Funds in comparison to institutional or separately managed accounts; the greater financial, regulatory and reputational risks in managing the Funds; and the impact on Brookfield and expenses associated with the more extensive regulatory regime to which the Funds are subject as compared to institutional or separately managed accounts.
The Board also considered Brookfield’s profitability and the benefits Brookfield and its affiliates received from their relationship with the Funds. The Board received a memorandum and reviewed financial information relating to Brookfield’s financial condition and profitability with respect to the services it provided to the Funds and considered how profit margins could affect Brookfield’s ability to attract and retain high quality investment professionals and other key personnel. In this regard, the Board reviewed the Funds’ profitability analysis addressing the overall profitability of Brookfield in connection with its management of the Brookfield Fund Complex,3 as well as its expected profits and that of its affiliates for providing administrative support for the Funds. In analyzing Brookfield’s profitability, particular attention was given to the allocation of the direct and indirect costs of the resources and expenses in managing the Funds, as well as the non-Fund and non-advisory business activities. The Board further noted that the methodology followed in allocating costs to each Fund appeared reasonable, while also recognizing that allocation methodologies are inherently subjective. The Board also specifically noted that Brookfield had agreed to extend its contractual expense waiver for the Funds, in order to limit the Funds’ net operating expenses. The Board concluded that the expected profitability to the Adviser from the Funds was reasonable.
The Board concluded that Brookfield had the financial resources necessary to perform its obligations under the Advisory Agreements and to continue to provide the Funds with the high quality services that it had provided in the past. The Board also concluded that the management fees were reasonable in light of the factors discussed above.
THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUNDS GROW AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE. The Board, including the Independent Trustees, considered whether shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that as a result of being part of the Brookfield Fund Complex, the constituent funds, including the Funds, share common resources and may share certain expenses, and if the size of the complex increases, each fund could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board noted, however, that although shareholders might benefit from lower operating expenses as a result of an increasing amount of assets spread over the fixed expenses of the Funds, the Funds’ expense limitation agreement with the Adviser served to limit the Funds’ expenses until the Funds had the opportunity to grow their assets. The Board concluded that the management fee structure was reasonable in light of the factors discussed above.
OTHER FACTORS. In consideration of the Advisory Agreements, the Board also received information regarding Brookfield’s brokerage and soft dollar practices. The Board considered that Brookfield is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from Brookfield that include information on brokerage commissions and execution throughout the year. The Board also considered the benefits Brookfield derives from its soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to Brookfield in return for allocating brokerage. The Board then considered other benefits that may be realized by Brookfield and its affiliates from their relationship with the Funds. Among them, the Board recognized the opportunity to provide advisory services to additional funds and accounts and reputational benefits. The Board concluded that the benefits that may accrue to Brookfield and its affiliates by virtue of the advisory relationship to the Funds were fair and reasonable in light of the costs of providing investment advisory services to the Funds and the ongoing commitment of Brookfield to the Funds.
CONCLUSION. After a full and complete discussion, the Board approved the Advisory Agreements for successive one-year periods. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Advisory Agreements were fair and reasonable and in the best interests of the Funds and the Funds’ shareholders. In arriving at a decision to approve the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but
56Brookfield Public Securities Group LLC

BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Investment Advisory Agreements (Unaudited) (continued)
June 30, 2020

considered all factors together, and each Independent Trustee may have attributed different weights to different factors. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination.
1 On Friday, July 31, 2020, the liquidation of Brookfield U.S. Listed Real Estate Fund (the “Fund”) was completed (the “Liquidation Date”). As background, on June 5, 2020, it was announced that the Board of Trustees of the Trust, on behalf of the Fund, approved a proposal to close the Fund to new and subsequent investments and thereafter to liquidate the Fund (the “Liquidation”). On the Liquidation Date, all of the assets of the Fund were completely liquidated, and the shares of any shareholders holding shares on the Liquidation Date were redeemed at the net asset value per share as of July 30, 2020.
2 On March 13, 2020, in response to the potential effects of coronavirus disease 2019 (COVID-19), the Securities and Exchange Commission (the “SEC”) issued an order pursuant to its authority under Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “Investment Company Act” or “Act”) granting exemptions from certain provisions of that Act and the rules thereunder, including temporary exemptive relief from in-person board meeting requirements to cover the approval of advisory contracts. The SEC has provided temporary exemptive relief for registered management investment companies and any investment adviser or principal underwriter of such companies, in circumstances related to the current or potential effects of COVID-19, from the requirements imposed under sections 15(c) and 32(a) of the Investment Company Act and Rules 12b-1(b)(2) and 15a-4(b)(2)(ii) under the Investment Company Act that votes of the board of directors of the registered management investment company be cast in person. The relief is subject to conditions described in the SEC’s order.
3 The Brookfield Fund Complex is comprised of Brookfield Investment Funds (7 series of underlying portfolios), Brookfield Real Assets Income Fund Inc. (NYSE: RA), and Center Coast Brookfield MLP & Energy Infrastructure Fund (NYSE: CEN) (the “Brookfield Fund Complex”).
2020 Semi-Annual Report57

BROOKFIELD INVESTMENT FUNDS
Liquidity Risk Management Program (Unaudited)

The Funds have adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the 1940 Act. The LRMP is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Funds Line of Credit (discussed in Note 6––Credit Facility). The Board approved the appointment of the Adviser’s Trade Management Oversight Working Group as the LRMP administrator (the “Program Administrator”).
The Program Administrator is responsible for the general oversight of the LRMP, including, but not limited to, the following: (i) assessing, managing and periodically reviewing (but no less frequently than annually) each Fund’s liquidity risk; (ii) overseeing the classification of the liquidity of each Fund’s portfolio investments; (iii) reporting to the Board with respect to any highly liquid investment minimum shortfall; (iv) reporting to the Board with respect to illiquid investments in excess of the 15% limitation on illiquid investments; and (v) providing an annual report to the Board on the adequacy of the LRMP and the effectiveness of its implementation, including the operation of the highly liquid investment minimum (“HLIM”) for each Fund (if applicable), and any material changes to the LRMP.
To comply with Rule 22e-4 and its related liquidity data reporting requirements, the Adviser has contracted with U.S. Bancorp Fund Services, LLC (“U.S. Bank”), the Funds’ sub-administrator, to obtain, on a daily basis, access to underlying liquidity data for the Funds in an effort to oversee the daily liquidity and liquidity risk of each Fund, and facilitate Fund reporting on Forms N-PORT, N-CEN and N-LIQUID, as appropriate. The liquidity data received and used by the Program Administrator is produced by a third party vendor which is a leading provider of liquidity and pricing data and related services to the fund industry, including other clients for which U.S. Bank provides administrative services. At the time of establishing the LRMP, each Fund consistently maintained a percentage of highly liquid assets that were significantly above 50%, based on the liquidity classification testing results obtained by the Program Administrator via the third-party vendor. Therefore, each Fund is currently exempt from the HLIM requirement and considered to be a “primarily highly liquid fund,” as defined in Rule 22e-4. An assessment will be conducted by the Adviser at each regular and off cycle review of liquidity classifications pursuant to the LRMP to determine each Fund’s qualification for exemption from establishing an HLIM. At a virtual meeting held via WebEx on August 20, 2020, the Program Administrator provided an oral and written report to the Board of Trustees of the Trust on the operation and effectiveness of the LRMP for each Fund from its inception through June 30, 2020.
58Brookfield Public Securities Group LLC

BROOKFIELD INVESTMENT FUNDS
Joint Notice of Privacy Policy (Unaudited)

Brookfield Public Securities Group LLC (“PSG”), on its own behalf and on behalf of the funds managed by PSG and its affiliates, recognizes and appreciates the importance of respecting the privacy of our clients and shareholders. Our relationships are based on integrity and trust and we maintain high standards to safeguard your non-public personal information (“Personal Information”) at all times. This privacy policy (“Policy”) describes the types of Personal Information we collect about you, the steps we take to safeguard that information and the circumstances in which it may be disclosed.
If you hold shares of a Fund through a financial intermediary, such as a broker, investment adviser, bank or trust company, the privacy policy of your financial intermediary will also govern how your Personal Information will be shared with other parties.
WHAT INFORMATION DO WE COLLECT?
We collect the following Personal Information about you:
•	Information we receive from you in applications or other forms, correspondence or conversations, including but not limited to name, address, phone number, social security number, assets, income and date of birth.
•	Information about transactions with us, our affiliates, or others, including but not limited to account number, balance and payment history, parties to transactions, cost basis information, and other financial information.
•	Information we may receive from our due diligence, such as your creditworthiness and your credit history.
WHAT IS OUR PRIVACY POLICY?
We may share your Personal Information with our affiliates in order to provide products or services to you or to support our business needs. We will not disclose your Personal Information to nonaffiliated third parties unless 1) we have received proper consent from you; 2) we are legally permitted to do so; or 3) we reasonably believe, in good faith, that we are legally required to do so. For example, we may disclose your Personal Information with the following in order to assist us with various aspects of conducting our business, to comply with laws or industry regulations, and/or to effect any transaction on your behalf;
•	Unaffiliated service providers (e.g. transfer agents, securities broker-dealers, administrators, investment advisors or other firms that assist us in maintaining and supporting financial products and services provided to you);
•	Government agencies, other regulatory bodies and law enforcement officials (e.g. for reporting suspicious transactions);
•	Other organizations, with your consent or as directed by you; and
•	Other organizations, as permitted or required by law (e.g. for fraud protection)
When we share your Personal Information, the information is made available for limited purposes and under controlled circumstances designed to protect your privacy. We require third parties to comply with our standards for security and confidentiality.
HOW DO WE PROTECT CLIENT INFORMATION?
We restrict access to your Personal Information to those persons who require such information to assist us with providing products or services to you. It is our practice to maintain and monitor physical, electronic, and procedural safeguards that comply with federal standards to guard client nonpublic personal information. We regularly train our employees on privacy and information security and on their obligations to protect client information.
CONTACT INFORMATION
For questions concerning our Privacy Policy, please contact our client services representative at 1-855-777-8001.
2020 Semi-Annual Report59

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Corporate Information

Investment Adviser and Administrator
Brookfield Public Securities Group LLC
Brookfield Place
250 Vesey Street, 15th Floor
New York, New York 10281-1023
www.brookfield.com
Please direct your inquiries to:
Investor Relations
Phone: 1-855-777-8001
E-mail: publicsecurities.enquiries@brookfield.com
Transfer Agent
Shareholder inquiries relating to distributions, address changes and shareholder account information should be directed to the Funds’ transfer agent:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-855-244-4859
Fund Accounting Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Sub-Administrator
U.S. Bancorp Fund Services, LLC
1201 South Alma School Road, Suite 3000
Mesa, Arizona 85210
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606
Legal Counsel
Paul Hastings LLP
200 Park Avenue
New York, New York 10166
Custodian
U.S. Bank National Association
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212
Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202
Trustees of the Funds
Edward A. Kuczmarski	Chairman
Louis P. Salvatore	Audit Committee Chairman
Heather S. Goldman	Trustee
Stuart A. McFarland	Trustee
David W. Levi	Trustee (Interested)

Officers of the Funds
Brian F. Hurley	President
Angela W. Ghantous	Treasurer
Casey P. Tushaus	Assistant Treasurer
Mohamed S. Rasul	Assistant Treasurer
Thomas D. Peeney	Secretary
Adam R. Sachs	Chief Compliance Officer

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Each Fund's Form N-PORT is available on the SEC's website at www.sec.gov.
You may obtain a description of the Funds' proxy voting policies and procedures, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-855-777-8001, or go to the SEC's website at www.sec.gov.
Other Compliance Matters
Dan C. Tutcher is a Managing Director of the Adviser on the Energy Infrastructure Securities team. Mr. Tutcher also serves on the Board of Enbridge, Inc. The Adviser has adopted policies and procedures reasonably designed to address potential conflicts of interest while allowing the Adviser to continue to invest in Enbridge Inc. However, from time to time, the Adviser may restrict any fund or account managed by the Adviser from acquiring or disposing of securities of Enbridge Inc. at any time. As of June 30, 2020, the Infrastructure Fund's and Real Assets Securities Fund's ownership of Enbridge, Inc. was $8,188,498 or 4.0% and $914,950 and 2.1% of net assets, respectively.

Brookfield Public Securities Group LLC
Brookfield Place
250 Vesey Street, 15th Floor
New York, New York 10281-1023
1-855-777-8001
www.brookfield.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a- 101), or this Item 10.

Item 11. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b)           As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)     None.

(2)     A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

(3)    Not applicable.

(b)         A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

(4)    Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BROOKFIELD INVESTMENT FUNDS

By:	/s/ Brian F. Hurley
Brian F. Hurley President and Principal Executive Officer

Date: August 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Brian F. Hurley
Brian F. Hurley President and Principal Executive Officer

Date: August 28, 2020

By:	/s/ Angela W. Ghantous
Angela W. Ghantous Treasurer and Principal Financial Officer

Date: August 28, 2020